THE GROWTH FUND

Schedule of Investments

January 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 96.1%
Automobiles* – 3.0%
18,495	Tesla, Inc.	$ 7,483,077

Beverages – 0.9%
14,685	PepsiCo, Inc.	2,212,883

Biotechnology – 2.0%
13,350	AbbVie, Inc.	2,455,065
8,595	Amgen, Inc.	2,453,185

		4,908,250

Broadline Retail* – 6.3%
65,275	Amazon.com, Inc.	15,514,562

Capital Markets – 1.7%
3,705	MSCI, Inc.	2,211,033
15,105	Tradeweb Markets, Inc. Class A	1,916,824

		4,127,857

Chemicals – 0.8%
15,195	RPM International, Inc.	1,923,687

Commercial Services & Supplies – 2.7%
37,500	Copart, Inc.*	2,172,375
41,555	Rollins, Inc.	2,056,973
10,825	Waste Management, Inc.	2,384,314

		6,613,662

Communications Equipment – 0.9%
4,900	Motorola Solutions, Inc.	2,299,325

Consumer Staples Distribution & Retail – 2.0%
2,860	Costco Wholesale Corp.	2,802,457
22,790	Performance Food Group Co.*	2,058,165

		4,860,622

Electrical Equipment – 0.8%
6,810	Rockwell Automation, Inc.	1,896,108

Electronic Equipment, Instruments & Components – 1.8%
30,410	Amphenol Corp. Class A	2,152,420
11,345	CDW Corp.	2,259,243

		4,411,663

Entertainment* – 2.9%
2,485	Netflix, Inc.	2,427,249
4,725	Spotify Technology SA	2,591,899
13,720	TKO Group Holdings, Inc.	2,129,481

		7,148,629

Financial Services – 4.4%
6,405	Corpay, Inc.*	2,437,038
11,265	Fiserv, Inc.*	2,433,691
4,320	Mastercard, Inc. Class A	2,399,458
10,425	Visa, Inc. Class A	3,563,265

		10,833,452

Health Care Equipment & Supplies – 1.0%
6,145	Stryker Corp.	2,404,477

Health Care Providers & Services – 2.0%
4,020	McKesson Corp.	2,390,895
4,495	UnitedHealth Group, Inc.	2,438,493

		4,829,388

Hotels, Restaurants & Leisure – 2.7%
9,055	Hilton Worldwide Holdings, Inc.	2,318,714

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
12,605	Hyatt Hotels Corp. Class A	$ 1,994,489
7,695	McDonald’s Corp.	2,221,546

		6,534,749

Industrial Conglomerates – 0.9%
9,710	Honeywell International, Inc.	2,172,321

Interactive Media & Services – 10.4%
76,690	Alphabet, Inc. Class A	15,646,294
14,165	Meta Platforms, Inc. Class A	9,762,234

		25,408,528

IT Services* – 0.8%
9,650	GoDaddy, Inc. Class A	2,052,073

Machinery – 0.9%
8,495	Illinois Tool Works, Inc.	2,201,564

Oil, Gas & Consumable Fuels – 1.9%
10,880	Cheniere Energy, Inc.	2,433,312
11,000	Targa Resources Corp.	2,164,800

		4,598,112

Pharmaceuticals – 2.8%
5,655	Eli Lilly & Co.	4,586,657
13,035	Zoetis, Inc.	2,227,682

		6,814,339

Semiconductors & Semiconductor Equipment – 11.0%
28,495	Broadcom, Inc.	6,305,089
171,960	NVIDIA Corp.	20,647,237

		26,952,326

Software – 17.8%
42,005	Bentley Systems, Inc. Class B	1,955,333
7,310	Cadence Design Systems, Inc.*	2,175,602
36,825	Dynatrace, Inc.*	2,126,644
1,055	Fair Isaac Corp.*	1,976,606
3,000	Intuit, Inc.	1,804,530
55,495	Microsoft Corp.	23,033,755
11,315	Palo Alto Networks, Inc.*	2,086,712
10,080	PTC, Inc.*	1,950,278
6,415	Salesforce, Inc.	2,192,005
2,025	ServiceNow, Inc.*	2,062,220
8,230	Workday, Inc. Class A*	2,156,754

		43,520,439

Specialty Retail – 1.7%
5,575	Home Depot, Inc.	2,296,788
36,475	Tractor Supply Co.	1,982,781

		4,279,569

Technology Hardware, Storage & Peripherals – 11.3%
109,405	Apple, Inc.	25,819,580
16,000	NetApp, Inc.	1,953,600

		27,773,180

Textiles, Apparel & Luxury Goods* – 0.7%
9,555	Deckers Outdoor Corp.	1,694,675

TOTAL COMMON STOCKS (Cost $104,702,596)		$235,469,517

THE GROWTH FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Shares	Description	Value

Exchange Traded Fund – 2.8%
16,695	iShares Russell 1000 Growth ETF	$ 6,833,430
(Cost $6,687,944)

Shares	Dividend Rate	Value

Investment Company – 3.2%
State Street Institutional US Government Money Market Fund – Premier Class
2,643,090	4.330%	$ 2,643,090
(Cost $2,643,090)

TOTAL INVESTMENT COMPANY (Cost $2,643,090)		$ 2,643,090

TOTAL INVESTMENTS – 100.0% (Cost $114,033,630)		$244,946,037

LIABILITIES IN EXCESS OF OTHER ASSETS – 0.0%		(93,152)

NET ASSETS – 100.0%		$244,852,885

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

THE VALUE FUND

Schedule of Investments

January 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 96.1%
Aerospace & Defense – 5.6%
18,500	General Dynamics Corp.	$ 4,754,130
10,000	Lockheed Martin Corp.	4,629,500
43,000	RTX Corp.	5,544,850

		14,928,480

Banks – 10.0%
111,500	Bank of America Corp.	5,162,450
31,750	JPMorgan Chase & Co.	8,486,775
24,750	PNC Financial Services Group, Inc.	4,973,512
122,500	Regions Financial Corp.	3,018,400
99,000	U.S. Bancorp	4,730,220

		26,371,357

Beverages – 1.8%
32,000	PepsiCo, Inc.	4,822,080

Biotechnology – 4.0%
29,250	AbbVie, Inc.	5,379,075
18,500	Amgen, Inc.	5,280,270

		10,659,345

Building Products – 1.1%
43,500	A.O. Smith Corp.	2,927,550

Capital Markets – 9.0%
5,000	Blackrock, Inc.	5,377,500
28,000	Blackstone, Inc.	4,959,080
21,250	CME Group, Inc.	5,026,050
39,500	Morgan Stanley	5,467,985
26,250	T. Rowe Price Group, Inc.	3,069,150

		23,899,765

Chemicals – 3.2%
15,750	Air Products & Chemicals, Inc.	5,280,345
31,500	Eastman Chemical Co.	3,138,975

		8,419,320

Communications Equipment – 2.0%
86,500	Cisco Systems, Inc.	5,241,900

Consumer Staples Distribution & Retail – 1.1%
40,000	Sysco Corp.	2,916,800

Diversified Telecommunication Services – 2.3%
151,500	Verizon Communications, Inc.	5,967,585

Electric Utilities – 3.7%
33,500	American Electric Power Co., Inc.	3,295,060
57,000	Duke Energy Corp.	6,383,430

		9,678,490

Electrical Equipment – 3.6%
13,750	Eaton Corp. PLC	4,488,550
38,500	Emerson Electric Co.	5,003,075

		9,491,625

Food Products – 2.9%
81,000	Mondelez International, Inc. Class A	4,697,190
50,500	Tyson Foods, Inc., Class A	2,852,745

		7,549,935

Health Care Equipment & Supplies – 4.2%
44,500	Abbott Laboratories	5,692,885

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
60,500	Medtronic PLC	$ 5,494,610

		11,187,495

Health Care Providers & Services – 1.3%
13,500	Labcorp Holdings, Inc.	3,372,300

Hotels, Restaurants & Leisure – 3.3%
18,750	Darden Restaurants, Inc.	3,660,750
17,500	McDonald’s Corp.	5,052,250

		8,713,000

Household Products – 1.8%
29,500	Procter & Gamble Co.	4,896,705

Industrial REITs – 3.3%
61,500	First Industrial Realty Trust, Inc.	3,283,485
44,750	Prologis, Inc.	5,336,438

		8,619,923

Insurance – 3.1%
18,000	Chubb Ltd.	4,893,840
37,500	MetLife, Inc.	3,244,125

		8,137,965

Machinery – 3.1%
18,750	Illinois Tool Works, Inc.	4,859,250
37,500	Stanley Black & Decker, Inc.	3,302,625

		8,161,875

Media – 1.1%
18,500	Nexstar Media Group, Inc.	2,834,570

Multi-Utilities – 1.2%
57,500	Dominion Energy, Inc.	3,196,425

Oil, Gas & Consumable Fuels – 6.9%
48,750	Chevron Corp.	7,273,012
39,750	EOG Resources, Inc.	5,000,152
28,000	Exxon Mobil Corp.	2,991,240
29,750	ONEOK, Inc.	2,890,808

		18,155,212

Pharmaceuticals – 3.9%
34,250	Johnson & Johnson	5,211,138
51,000	Merck & Co., Inc.	5,039,820

		10,250,958

Semiconductors & Semiconductor Equipment – 6.7%
30,250	Broadcom, Inc.	6,693,417
52,500	Microchip Technology, Inc.	2,850,750
36,500	Skyworks Solutions, Inc.	3,239,740
26,250	Texas Instruments, Inc.	4,846,013

		17,629,920

Software – 1.8%
27,500	Oracle Corp.	4,676,650

Specialized REITs – 1.1%
9,750	Public Storage	2,910,180

Specialty Retail – 3.0%
35,500	Best Buy Co., Inc.	3,048,030

THE VALUE FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – (continued)
12,000	Home Depot, Inc.	$ 4,943,760

		7,991,790

TOTAL COMMON STOCKS (Cost $202,292,747)		$253,609,200

Exchange Traded Fund – 3.3%
45,000	iShares Russell 1000 Value ETF
(Cost $8,539,236)		$8,709,300

Shares	Dividend Rate	Value

Investment Company – 0.5%
State Street Institutional US Government Money Market Fund – Premier Class
1,340,589	4.330%	$ 1,340,589
(Cost $1,340,589)

TOTAL INVESTMENTS – 99.9% (Cost $212,172,572)		$263,659,089

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		242,917

NET ASSETS – 100.0%		$263,902,006

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

THE MIDCAP GROWTH FUND

Schedule of Investments

January 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 95.9%
Aerospace & Defense – 2.5%
9,965	HEICO Corp.	$ 2,381,037
22,390	Howmet Aerospace, Inc.	2,834,126

		5,215,163

Biotechnology* – 2.4%
72,370	Exelixis, Inc.	2,399,066
36,595	Incyte Corp.	2,713,885

		5,112,951

Building Products – 1.1%
6,005	Carlisle Cos., Inc.	2,338,707

Capital Markets – 7.0%
4,645	Ameriprise Financial, Inc.	2,523,907
103,705	Blue Owl Capital, Inc.	2,697,367
5,210	FactSet Research Systems, Inc.	2,471,676
7,095	Morningstar, Inc.	2,331,701
4,000	MSCI, Inc.	2,387,080
19,215	Tradeweb Markets, Inc. Class A	2,438,384

		14,850,115

Chemicals – 1.2%
19,165	RPM International, Inc.	2,426,289

Commercial Services & Supplies – 2.3%
52,200	Rollins, Inc.	2,583,900
60,980	Tetra Tech, Inc.	2,244,064

		4,827,964

Construction & Engineering – 2.2%
5,300	EMCOR Group, Inc.	2,374,718
7,575	Quanta Services, Inc.	2,330,146

		4,704,864

Construction Materials – 1.1%
9,170	Eagle Materials, Inc.	2,354,306

Consumer Staples Distribution & Retail – 2.4%
5,980	Casey’s General Stores, Inc.	2,522,185
28,865	Performance Food Group Co.*	2,606,798

		5,128,983

Electric Utilities – 1.3%
26,760	NRG Energy, Inc.	2,741,294

Electrical Equipment – 1.1%
8,400	Rockwell Automation, Inc.	2,338,812

Electronic Equipment, Instruments & Components – 1.2%
34,590	Amphenol Corp. Class A	2,448,280

Entertainment* – 1.2%
13,425	Take-Two Interactive Software, Inc.	2,490,472

Financial Services – 2.4%
14,430	Apollo Global Management, Inc.	2,467,241
7,040	Corpay, Inc.*	2,678,650

		5,145,891

Health Care Equipment & Supplies – 2.5%
31,185	GE HealthCare Technologies, Inc.	2,753,635
5,820	IDEXX Laboratories, Inc.*	2,456,331

		5,209,966

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – 1.3%
10,965	Cencora, Inc.	$ 2,787,413

Hotels, Restaurants & Leisure – 5.8%
5,475	Domino’s Pizza, Inc.	2,458,932
9,945	Hilton Worldwide Holdings, Inc.	2,546,616
15,955	Hyatt Hotels Corp. Class A	2,524,560
27,255	Light & Wonder, Inc.*	2,395,987
18,360	Yum! Brands, Inc.	2,395,980

		12,322,075

Household Products – 1.2%
23,970	Church & Dwight Co., Inc.	2,529,314

Insurance – 3.4%
13,235	Allstate Corp.	2,545,487
22,555	Arch Capital Group Ltd.	2,099,194
8,810	Primerica, Inc.	2,556,398

		7,201,079

IT Services* – 4.0%
4,950	Gartner, Inc.	2,687,009
12,185	GoDaddy, Inc. Class A	2,591,140
22,145	Twilio, Inc., Class A	3,246,014

		8,524,163

Life Sciences Tools & Services – 5.0%
17,845	Agilent Technologies, Inc.	2,703,874
12,705	IQVIA Holdings, Inc.*	2,558,279
6,645	Waters Corp.*	2,760,865
7,675	West Pharmaceutical Services, Inc.	2,621,396

		10,644,414

Machinery – 2.3%
35,045	Donaldson Co., Inc.	2,494,853
12,260	Lincoln Electric Holdings, Inc.	2,437,043

		4,931,896

Media – 2.4%
15,430	Nexstar Media Group, Inc.	2,364,185
23,505	Trade Desk, Inc. Class A*	2,789,573
		5,153,758

Oil, Gas & Consumable Fuels – 3.7%
11,860	Cheniere Energy, Inc.	2,652,489
13,715	Targa Resources Corp.	2,699,112
1,935	Texas Pacific Land Corp.	2,510,024

		7,861,625

Professional Services – 3.7%
10,790	Broadridge Financial Solutions, Inc.	2,570,394
18,030	Paychex, Inc.	2,662,490
12,440	Paylocity Holding Corp.*	2,556,669

		7,789,553

Semiconductors & Semiconductor Equipment – 1.2%
21,045	Teradyne, Inc.	2,436,801

Software – 20.8%
7,450	ANSYS, Inc.*	2,611,225
15,605	AppLovin Corp., Class A*	5,767,452
52,765	Bentley Systems, Inc. Class B	2,456,211
16,240	Datadog, Inc., Class A*	2,317,610
26,935	DocuSign, Inc.*	2,605,422
83,610	Dropbox, Inc. Class A*	2,688,061
45,125	Dynatrace, Inc.*	2,605,969
1,160	Fair Isaac Corp.*	2,173,330

THE MIDCAP GROWTH FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
14,655	Guidewire Software, Inc.*	$ 3,096,162
3,465	HubSpot, Inc.*	2,701,071
8,215	Manhattan Associates, Inc.*	1,713,567
101,445	Palantir Technologies, Inc. Class A*	8,368,198
12,645	PTC, Inc.*	2,446,555
4,050	Tyler Technologies, Inc.*	2,436,642

		43,987,475

Specialized REITs – 1.2%
19,740	Lamar Advertising Co. Class A	2,495,531

Specialty Retail – 2.3%
16,545	Ross Stores, Inc.	2,491,015
44,600	Tractor Supply Co.	2,424,456

		4,915,471

Technology Hardware, Storage & Peripherals – 2.3%
72,780	HP, Inc.	2,365,350
20,610	NetApp, Inc.	2,516,481

		4,881,831

Textiles, Apparel & Luxury Goods* – 2.3%
12,495	Deckers Outdoor Corp.	2,216,113
36,315	Skechers USA, Inc. Class A	2,735,972

		4,952,085

Trading Companies & Distributors – 1.1%
32,210	Fastenal Co.	2,359,060

TOTAL COMMON STOCKS (Cost $142,077,989)		$203,107,601

Exchange Traded Fund – 3.2%
50,825	iShares Russell Mid-Cap Growth ETF	$ 6,844,603
(Cost $6,306,006)

Shares	Dividend Rate	Value

Investment Company – 0.9%
State Street Institutional US Government Money Market Fund – Premier Class
1,839,097	4.330%	$ 1,839,097
(Cost $1,839,097)

TOTAL INVESTMENTS – 100.0% (Cost $150,223,092)		$211,791,301

LIABILITIES IN EXCESS OF OTHER ASSETS – 0.0%		(93,191)

NET ASSETS – 100.0%		$211,698,110

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

THE MIDCAP VALUE FUND

Schedule of Investments

January 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 94.7%
Aerospace & Defense – 2.4%
2,440	Huntington Ingalls Industries, Inc.	$ 481,314
2,050	L3Harris Technologies, Inc.	434,621

		915,935

Air Freight & Logistics – 1.1%
1,685	FedEx Corp.	446,306

Automobile Components – 1.0%
15,380	Gentex Corp.	398,650

Automobiles – 1.2%
4,460	Thor Industries, Inc.	458,666

Banks – 6.0%
9,985	Bank OZK	507,138
27,310	Huntington Bancshares, Inc.	469,732
25,455	KeyCorp	457,681
10,085	Truist Financial Corp.	480,248
9,195	U.S. Bancorp	439,337

		2,354,136

Building Products – 2.3%
3,335	Allegion PLC	442,655
5,620	Johnson Controls International PLC	438,360

		881,015

Capital Markets – 5.9%
1,990	CME Group, Inc.	470,675
8,630	Lazard, Inc.	469,213
760	MSCI, Inc.	453,545
4,745	State Street Corp.	482,187
3,815	T. Rowe Price Group, Inc.	446,050

		2,321,670

Chemicals – 4.8%
1,490	Air Products & Chemicals, Inc.	499,537
6,515	Celanese Corp.	462,825
4,715	Eastman Chemical Co.	469,850
3,720	PPG Industries, Inc.	429,214

		1,861,426

Consumer Staples Distribution & Retail – 2.3%
5,820	Sysco Corp.	424,395
3,485	Target Corp.	480,616

		905,011

Containers & Packaging – 1.1%
12,675	Sealed Air Corp.	441,470

Electric Utilities – 3.5%
7,745	Alliant Energy Corp.	456,026
5,215	Pinnacle West Capital Corp.	453,496
5,595	Southern Co.	469,700

		1,379,222

Electrical Equipment – 2.3%
3,615	Emerson Electric Co.	469,769
1,580	Rockwell Automation, Inc.	439,920

		909,689

Electronic Equipment, Instruments & Components – 3.8%
2,585	CDW Corp.	514,777
9,725	Corning, Inc.	506,478

Shares	Description	Value

Common Stocks – (continued)
Electronic Equipment, Instruments & Components – (continued)
1,855	Littelfuse, Inc.	$ 442,158

		1,463,413

Food Products – 2.4%
3,300	Ingredion, Inc.	450,252
5,855	Kellanova	478,529

		928,781

Gas Utilities – 1.3%
16,660	UGI Corp.	511,962

Ground Transportation – 1.1%
2,540	Landstar System, Inc.	418,236

Health Care Equipment & Supplies – 3.7%
2,115	Becton Dickinson & Co.	523,674
1,925	ResMed, Inc.	454,647
2,185	STERIS PLC	482,120

		1,460,441

Health Care Providers & Services – 3.8%
1,480	HCA Healthcare, Inc.	488,267
1,995	Labcorp Holdings, Inc.	498,351
2,990	Quest Diagnostics, Inc.	487,669

		1,474,287

Health Care REITs – 1.1%
12,025	Omega Healthcare Investors, Inc.	445,647

Hotels, Restaurants & Leisure – 2.6%
2,795	Darden Restaurants, Inc.	545,696
8,745	Travel & Leisure Co.	475,378

		1,021,074

Insurance – 4.9%
9,585	CNA Financial Corp.	470,240
5,735	MetLife, Inc.	496,135
5,715	Principal Financial Group, Inc.	471,202
6,370	Unum Group	485,712

		1,923,289

IT Services – 2.5%
5,445	Amdocs Ltd.	480,195
5,850	Cognizant Technology Solutions Corp. Class A	483,268

		963,463

Leisure Products – 2.1%
6,070	Brunswick Corp.	409,361
7,260	Hasbro, Inc.	419,918

		829,279

Machinery – 7.3%
1,230	Cummins, Inc.	438,187
2,335	Dover Corp.	475,593
1,720	Illinois Tool Works, Inc.	445,755
4,530	Oshkosh Corp.	527,292
5,500	Stanley Black & Decker, Inc.	484,385
6,010	Timken Co.	482,423

		2,853,635

Media – 2.2%
2,815	Nexstar Media Group, Inc.	431,314

THE MIDCAP VALUE FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Media – (continued)
5,080	Omnicom Group, Inc.	$ 440,893

		872,207

Metals & Mining – 1.1%
1,530	Reliance, Inc.	442,935

Multi-Utilities – 2.4%
4,975	Consolidated Edison, Inc.	466,357
4,855	WEC Energy Group, Inc.	481,907

		948,264

Office REITs – 1.1%
14,870	Highwoods Properties, Inc.	442,977

Oil, Gas & Consumable Fuels – 4.7%
4,485	ONEOK, Inc.	435,808
355	Texas Pacific Land Corp.	460,495
3,505	Valero Energy Corp.	466,165
8,630	Williams Cos., Inc.	478,361

		1,840,829

Pharmaceuticals – 1.2%
2,645	Zoetis, Inc.	452,030

Residential REITs – 2.3%
2,075	AvalonBay Communities, Inc.	459,633
1,565	Essex Property Trust, Inc.	445,352

		904,985

Retail REITs – 1.2%
6,305	Regency Centers Corp.	452,951

Semiconductors & Semiconductor Equipment – 2.3%
7,625	Microchip Technology, Inc.	414,037
5,260	Skyworks Solutions, Inc.	466,878

		880,915

Specialized REITs – 3.3%
2,505	Digital Realty Trust, Inc.	410,469
2,865	Extra Space Storage, Inc.	441,210
3,580	Lamar Advertising Co. Class A	452,584

		1,304,263

Specialty Retail – 2.4%
9,945	Advance Auto Parts, Inc.	482,333
5,405	Best Buy Co., Inc.	464,073

		946,406

TOTAL COMMON STOCKS (Cost $32,906,786)		$37,055,465

Exchange Traded Fund – 3.8%
11,000	iShares Russell Mid-Cap Value ETF	$ 1,470,700
(Cost $1,212,927)

Shares	Dividend Rate	Value

Investment Company – 1.6%
State Street Institutional US Government Money Market Fund – Premier Class
624,687	4.330%	$ 624,687
(Cost $624,687)

TOTAL INVESTMENTS – 100.1% (Cost $34,744,400)		$39,150,852

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(45,392)

NET ASSETS – 100.0%		$39,105,460

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

THE BOND FUND

Schedule of Investments

January 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 37.1%
Aerospace/Defense – 0.3%
General Electric Co.
$ 3,413,000	6.150%		08/07/37	$ 3,569,941

Auto Manufacturers – 2.0%
BMW U.S. Capital LLC(a)(b)
1,475,000	3.750		04/12/28	1,428,593
5,000,000	5.150		04/02/34	4,936,473
Ford Motor Credit Co. LLC(b)
2,000,000	6.050		03/05/31	2,002,812
2,300,000	6.054		11/05/31	2,288,206
General Motors Co.(b)
3,450,000	6.600		04/01/36	3,611,310
General Motors Financial Co., Inc.(b)
2,000,000	2.400		04/10/28	1,846,255
1,615,000	3.100		01/12/32	1,386,061
Mercedes-Benz Finance North America LLC(a)
2,000,000	5.050		08/03/33	1,949,885
Volkswagen Group of America Finance LLC(a)(b)
4,000,000	6.450		11/16/30	4,192,528

				23,642,123

Banks – 6.6%
Banco Santander SA(b)(c)(1 yr. CMT + 1.450%)
2,400,000	5.538		03/14/30	2,420,254
Bank of America Corp.
1,000,000	4.450		03/03/26	997,252
(3 mo. USD Term SOFR + 1.302%)(b)(c)
2,749,000	3.419		12/20/28	2,639,547
(Secured Overnight Financing Rate + 1.310%)(b)(c)
2,585,000	5.511		01/24/36	2,599,329
CaixaBank SA(a)(b)(c) (Secured Overnight Financing Rate + 1.780%)
3,000,000	5.673		03/15/30	3,047,310
Citigroup, Inc.
(Secured Overnight Financing Rate + 2.086%)(b)(c)
4,400,000	4.910		05/24/33	4,259,431
(Secured Overnight Financing Rate + 1.379%)(b)(c)
2,000,000	2.904		11/03/42	1,403,019
HSBC Holdings PLC(b)(c) (Secured Overnight Financing Rate + 2.650%)
3,150,000	6.332		03/09/44	3,334,694
Huntington Bancshares, Inc.(b)(c) (Secured Overnight Financing Rate + 2.050%)
4,000,000	5.023		05/17/33	3,855,175
JPMorgan Chase & Co.
(Secured Overnight Financing Rate + 0.885%)(b)(c)
1,500,000	5.262		04/22/27	1,506,876
(Secured Overnight Financing Rate + 1.560%)(b)(c)
1,000,000	4.323		04/26/28	989,575
(3 mo. USD Term SOFR + 1.592%)(b)(c)
2,000,000	4.452		12/05/29	1,969,138
(3 mo. USD Term SOFR + 1.422%),
1,650,000	3.702	(b)(c)	05/06/30	1,567,505
2,520,000	5.600		07/15/41	2,546,408
KeyBank NA
3,000,000	3.400		05/20/26	2,942,354
Morgan Stanley(b)(c)
(Secured Overnight Financing Rate + 1.200%)
2,900,000	2.511		10/20/32	2,451,754
National Australia Bank Ltd.(a)
7,500,000	5.181		06/11/34	7,538,178
Royal Bank of Canada(b)(c) (Secured Overnight Financing Rate + 1.080%)
3,000,000	4.650		10/18/30	2,948,654

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Santander Holdings USA, Inc.(b)(c) (Secured Overnight Financing Rate + 2.138%)
$ 3,000,000	6.342%	05/31/35	$ 3,070,360
Truist Financial Corp.
(Secured Overnight Financing Rate + 1.571%)(b)(c)
3,500,000	5.153	08/05/32	3,472,122
(Secured Overnight Financing Rate + 2.300%)(b)(c)
1,900,000	6.123	10/28/33	1,979,193
(Secured Overnight Financing Rate + 1.852%)(b)(c)
1,776,000	5.122	01/26/34	1,729,208
U.S. Bancorp
(Secured Overnight Financing Rate + 1.600%)(b)(c)
7,000,000	4.839	02/01/34	6,717,646
(Secured Overnight Financing Rate + 1.860%)(b)(c)
1,350,000	5.678	01/23/35	1,363,242
UBS Group AG
(1 yr. CMT + 0.850%)(a)(b)(c)
2,000,000	1.494	08/10/27	1,901,211
(1 yr. CMT + 1.750%)(a)(b)(c)
2,500,000	4.751	05/12/28	2,489,637
Wells Fargo & Co.
1,500,000	4.650	11/04/44	1,277,013
5,000,000	4.750	12/07/46	4,275,524
Wells Fargo Bank NA(d)
2,000,000	6.180	02/15/36	1,950,253

			79,241,862

Beverages(b) – 0.6%
Anheuser-Busch InBev Worldwide, Inc.
1,000,000	4.600	04/15/48	872,615
6,000,000	4.439	10/06/48	5,035,820
PepsiCo, Inc.
2,190,000	4.450	04/14/46	1,899,625

			7,808,060

Biotechnology(b) – 0.2%
Amgen, Inc.
1,000,000	5.600	03/02/43	980,432
3,175,000	2.770	09/01/53	1,857,062

			2,837,494

Chemicals(b) – 0.3%
LYB International Finance III LLC
3,759,000	5.500	03/01/34	3,713,713

Commercial Services – 1.4%
Corp. of Gonzaga University
3,500,000	4.158	04/01/46	2,658,124
Emory University(b)
2,000,000	1.566	09/01/25	1,965,170
Henry J Kaiser Family Foundation
6,250,000	3.356	12/01/25	6,192,057
Northwestern University
1,000,000	4.643	12/01/44	925,055
PayPal Holdings, Inc.(b)
3,600,000	5.250	06/01/62	3,272,815
Thomas Jefferson University
1,375,000	2.368	11/01/25	1,347,433

			16,360,654

THE BOND FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Computers(b) – 0.3%
CGI, Inc.
$ 4,000,000	2.300%	09/14/31	$ 3,343,504

Computers & Peripherals(b) – 0.2%
Meta Platforms, Inc.
2,320,000	3.850	08/15/32	2,160,674

Distribution/Wholesale(b) – 0.2%
WW Grainger, Inc.
3,260,000	4.600	06/15/45	2,903,568

Diversified Financial Services(b) – 1.4%
Aircastle Ltd.
1,000,000	4.250	06/15/26	990,702
Ally Financial, Inc.(c)(Secured Overnight Financing Rate + 2.290%)
2,500,000	6.184	07/26/35	2,502,973
Brookfield Finance, Inc.
3,100,000	4.700	09/20/47	2,681,684
Capital One Financial Corp.(c)(Secured Overnight Financing Rate + 2.370%)
3,000,000	5.268	05/10/33	2,935,092
Charles Schwab Corp.
1,225,000	2.750	10/01/29	1,117,340
2,500,000	1.950	12/01/31	2,051,694
Mastercard, Inc.
5,000,000	4.875	05/09/34	4,933,507

			17,212,992

Electrical Equipment – 3.8%
Arizona Public Service Co.
2,150,000	6.875	08/01/36	2,335,298
Commonwealth Edison Co.(b)
1,050,000	5.300	06/01/34	1,054,093
Consumers Energy Co.(b)
3,290,000	3.950	07/15/47	2,584,669
Emerson Electric Co.
1,000,000	6.125	04/15/39	1,057,854
Evergy Kansas Central, Inc.(b)
7,435,000	5.900	11/15/33	7,705,934
Florida Power & Light Co.(b)
1,250,000	4.550	10/01/44	1,066,955
Louisville Gas & Electric Co.(b)
1,850,000	4.650	11/15/43	1,578,377
National Grid USA
3,375,000	8.000	11/15/30	3,791,886
National Rural Utilities Cooperative Finance Corp.(b)
4,000,000	5.800	01/15/33	4,131,070
Nevada Power Co.(b)
1,250,000	3.125	08/01/50	795,697
Ohio Power Co.
2,870,000	5.850	10/01/35	2,904,148
Pacific Gas & Electric Co.(b)
1,000,000	4.550	07/01/30	946,544
1,000,000	4.950	07/01/50	823,203
PacifiCorp
2,200,000	6.100	08/01/36	2,277,032
PG&E Wildfire Recovery Funding LLC
862,121	3.594	06/01/32	831,158
PPL Electric Utilities Corp.(b)
2,225,000	4.750	07/15/43	2,000,231

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical Equipment – (continued)
Public Service Enterprise Group, Inc.(b)
$ 5,500,000	8.625%		04/15/31	$ 6,315,616
Southern California Edison Co.
1,000,000	5.550		01/15/37	954,555
Wisconsin Power & Light Co.(b)
1,000,000	1.950		09/16/31	821,532
Wisconsin Public Service Corp.(b)
3,000,000	3.300		09/01/49	2,050,778

				46,026,630

Food(a)(b) – 0.5%
Nestle Holdings, Inc.
6,700,000	4.300		10/01/32	6,454,350

Gas(b) – 0.6%
Atmos Energy Corp.
1,400,000	4.125		03/15/49	1,098,969
Boston Gas Co.(a)
2,900,000	3.001		08/01/29	2,646,129
Northwest Natural Gas Co.
4,650,000	3.869		06/15/49	3,333,188

				7,078,286

Healthcare-Products(b) – 0.2%
Baxter International, Inc.
3,000,000	2.539		02/01/32	2,524,947

Healthcare-Services – 2.1%
Adventist Health System(b)
7,000,000	2.952		03/01/29	6,411,029
Ascension Health
3,000,000	2.532	(b)	11/15/29	2,718,727
1,500,000	3.945		11/15/46	1,198,642
Baptist Health South Florida, Inc.
3,695,000	4.342		11/15/41	3,192,240
Community Health Network, Inc.
2,225,000	4.237		05/01/25	2,221,875
Mayo Clinic
2,600,000	3.774		11/15/43	2,130,380
SSM Health Care Corp.(b)
4,990,000	3.823		06/01/27	4,901,509
3,000,000	4.894		06/01/28	3,000,101

				25,774,503

Insurance – 5.2%
Americo Life, Inc.(a)
5,206,000	3.450		04/15/31	4,438,024
Aon North America, Inc.(b)
2,175,000	5.750		03/01/54	2,134,598
Arch Capital Group Ltd.
2,149,000	7.350		05/01/34	2,430,527
Arthur J Gallagher & Co.(b)
1,000,000	5.450		07/15/34	997,291
Assured Guaranty U.S. Holdings, Inc.(b)
4,715,000	3.150		06/15/31	4,174,746
Berkshire Hathaway Finance Corp.(b)
4,220,000	4.200		08/15/48	3,461,249
Equitable Financial Life Global Funding(a)
3,000,000	1.300		07/12/26	2,862,336
5,000,000	1.750		11/15/30	4,144,883

THE BOND FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
Guardian Life Global Funding(a)
$ 5,000,000	1.250%		11/19/27	$ 4,558,206
Horace Mann Educators Corp.(b)
2,000,000	7.250		09/15/28	2,132,816
MassMutual Global Funding II(a)
2,670,000	1.550		10/09/30	2,229,091
MetLife, Inc.(b)
2,055,000	10.750		08/01/69	2,736,615
New York Life Global Funding(a)
9,000,000	4.550		01/28/33	8,628,087
Principal Life Global Funding II(a)
2,600,000	5.500		06/28/28	2,642,279
Prudential Insurance Co. of America(a)
2,775,000	8.300		07/01/25	2,815,311
Reinsurance Group of America, Inc.(b)
2,500,000	3.150		06/15/30	2,266,638
1,811,000	6.000	(b)	09/15/33	1,862,700
(3 mo. USD Term SOFR + 2.927%)(b)(c)
2,000,000	7.285		12/15/65	1,962,578
Reliance Standard Life Global Funding II(a)
1,750,000	2.750		01/21/27	1,663,189
Teachers Insurance & Annuity Association of America(a)(b)
3,000,000	4.270		05/15/47	2,398,562
Travelers Cos., Inc.(b)
2,000,000	4.100		03/04/49	1,587,319

				62,127,045

Machinery-Diversified – 0.3%
John Deere Capital Corp.
4,000,000	4.350		09/15/32	3,856,457

Media – 0.2%
Comcast Corp.
1,250,000	6.400		05/15/38	1,318,889
1,500,000	2.800	(b)	01/15/51	889,655

				2,208,544

Metals & Mining – 0.2%
Southern Copper Corp.
2,000,000	5.875		04/23/45	1,947,252

Oil-Field Services – 1.3%
APA Corp.(a)(b)
2,835,000	5.100		09/01/40	2,460,277
HF Sinclair Corp.(b)
2,000,000	6.250		01/15/35	1,996,648
Phillips 66 Co.(b)
3,000,000	4.950		03/15/35	2,845,424
Saudi Arabian Oil Co.(a)
5,000,000	3.500		04/16/29	4,697,150
Schlumberger Investment SA(b)
3,600,000	2.650		06/26/30	3,216,376

				15,215,875

Paper and Forest Products – 0.3%
International Paper Co.
2,925,000	8.700		06/15/38	3,491,823

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals – 0.9%
CVS Pass-Through Trust(a)
$ 1,778,109	7.507%	01/10/32	$ 1,858,003
Johnson & Johnson
4,970,000	5.950	08/15/37	5,370,448
Pfizer, Inc.
2,900,000	7.200	03/15/39	3,390,909

			10,619,360

Pipelines – 1.7%
DCP Midstream Operating LP
3,397,000	8.125	08/16/30	3,835,902
Energy Transfer LP(b)
3,000,000	4.900	03/15/35	2,824,879
Kinder Morgan Energy Partners LP
4,175,000	5.800	03/15/35	4,204,558
ONEOK, Inc.(b)
2,635,000	3.950	03/01/50	1,895,169
Tennessee Gas Pipeline Co. LLC
628,000	8.375	06/15/32	713,924
1,450,000	7.625	04/01/37	1,654,908
TransCanada PipeLines Ltd.(b)
1,000,000	4.625	03/01/34	934,163
Transcanada Trust(b)(c) (3 mo. USD LIBOR + 3.208%)
4,660,000	5.300	03/15/77	4,543,023

			20,606,526

Real Estate(b) – 3.3%
Alexandria Real Estate Equities, Inc.
2,500,000	5.250	05/15/36	2,428,285
AvalonBay Communities, Inc.
1,350,000	5.350	06/01/34	1,359,034
Camden Property Trust
6,000,000	4.900	01/15/34	5,841,458
DOC Dr. LLC
1,325,000	2.625	11/01/31	1,126,383
Healthcare Realty Holdings LP
1,075,000	2.050	03/15/31	877,418
Mid-America Apartments LP
1,900,000	1.100	09/15/26	1,795,503
Omega Healthcare Investors, Inc.
2,875,000	4.750	01/15/28	2,855,182
Prologis Targeted U.S. Logistics Fund LP(a)
4,000,000	5.500	04/01/34	4,000,116
Realty Income Corp.
2,400,000	3.950	08/15/27	2,361,706
SBA Tower Trust(a)
2,600,000	4.831	10/15/29	2,542,736
Scentre Group Trust 1/Scentre Group Trust 2(a)
4,000,000	3.750	03/23/27	3,900,216
Simon Property Group LP
1,500,000	6.250	01/15/34	1,591,929
Sun Communities Operating LP
1,000,000	2.700	07/15/31	846,892
Ventas Realty LP
2,900,000	5.625	07/01/34	2,920,393

THE BOND FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate(b) – (continued)
Welltower OP LLC
$ 5,900,000	2.750%		01/15/32	$ 5,042,464

				39,489,715

Semiconductors(b) – 0.9%
Broadcom, Inc.(a)
2,500,000	4.150		04/15/32	2,338,554
3,500,000	3.469		04/15/34	3,024,406
Texas Instruments, Inc.
6,000,000	3.650		08/16/32	5,515,102

				10,878,062

Software(b) – 0.3%
Salesforce, Inc.
2,850,000	1.950		07/15/31	2,406,540
1,000,000	2.900		07/15/51	639,400

				3,045,940

Telecommunications – 0.7%
AT&T, Inc.
4,000,000	6.250		03/29/41	4,145,407
Bell Telephone Co. of Canada or Bell Canada(b)
3,850,000	5.100		05/11/33	3,743,747

				7,889,154

Transportation – 0.9%
Burlington Northern Santa Fe LLC(b)
1,220,000	4.950		09/15/41	1,140,012
Canadian National Railway Co.
1,190,000	6.200		06/01/36	1,276,520
1,310,000	2.450	(b)	05/01/50	762,611
Canadian Pacific Railway Co.
1,980,000	5.750		01/15/42	1,953,451
1,635,000	4.950	(b)	08/15/45	1,485,990
1,500,000	4.700	(b)	05/01/48	1,306,541
2,500,000	6.125	(b)(e)	09/15/15	2,549,816
Kansas City Southern Railway Co.(b)
500,000	4.950		08/15/45	398,451

				10,873,392

Trucking & Leasing(b) – 0.2%
GATX Corp.
3,155,000	3.100		06/01/51	1,985,528

TOTAL CORPORATE OBLIGATIONS (Cost $487,080,673)				$ 444,887,974

Mortgage-Backed Obligations – 22.1%
Collateralized Mortgage Obligations – 11.1%
Agate Bay Mortgage Trust Series 2016-2, Class A3(a)(c)(f)
$ 133,786	3.500%		03/25/46	$ 119,836
Banc of America Alternative Loan Trust Series 2005-10, Class 6A1
6,853	5.500		11/25/20	6,018
Bayview MSR Opportunity Master Fund Trust Series 2021-2, Class A2(a)(c)(f)
2,962,129	2.500		06/25/51	2,378,498
Bayview Opportunity Master Fund VI Trust Series 2021-6, Class A1(a)(c)(f)
8,182,439	3.000		10/25/51	6,840,012

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(c)(f)
$ 585,037	4.913%	11/25/35	$ 383,580
CFMT LLC Series 2023-HB12, Class A(a)(c)(f)
1,059,237	4.250	04/25/33	1,048,729
CHL Mortgage Pass-Through Trust Series 2005-27, Class 2A1
332,985	5.500	12/25/35	134,797
CHL Mortgage Pass-Through Trust Series 2005-6, Class 2A1
46,278	5.500	04/25/35	38,564
CHL Mortgage Pass-Through Trust Series 2005-7, Class 1A1(c) (1 mo. USD Term SOFR + 0.654%)
290,274	4.965	03/25/35	266,595
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
255,977	6.750	08/25/34	256,728
CoreVest American Finance Ltd. Series 2022-RTL1, Class A1(g)
934,518	4.250	05/28/29	928,653
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
11,016	5.250	09/25/19	10,450
Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
2,222	6.500	08/25/32	2,247
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
85,334	5.250	07/25/33	83,761
Cross Mortgage Trust Series 2025-H1, Class A1(a)(c)(f)
2,800,000	5.735	02/25/70	2,796,280
CSMC Trust Series 2013-6, Class 1A1(a)(c)(f)
1,760,400	2.500	07/25/28	1,686,920
CSMC Trust Series 2017-HL2, Class A1(a)(c)(f)
335,437	3.500	10/25/47	296,634
EverBank Mortgage Loan Trust Series 2013-2, Class A(a)(c)(f)
366,877	3.000	06/25/43	335,513
Federal Home Loan Mortgage Corp. REMICS Series 2103, Class TE
8,078	6.000	12/15/28	8,195
Federal Home Loan Mortgage Corp. REMICS Series 2110, Class PG
41,712	6.000	01/15/29	41,761
Federal Home Loan Mortgage Corp. REMICS Series 2391, Class Z
170,781	6.000	12/15/31	175,383
Federal Home Loan Mortgage Corp. REMICS Series 4272, Class DG
122,573	3.000	04/15/43	118,349
Federal Home Loan Mortgage Corp. REMICS Series 4370, Class PA
38,912	3.500	09/15/41	38,454
Federal Home Loan Mortgage Corp. REMICS Series 4792, Class AC
124,145	3.500	05/15/48	109,857
Federal Home Loan Mortgage Corp. REMICS Series 5020, Class KW
6,000,000	2.000	09/25/45	5,009,055
Federal Home Loan Mortgage Corp. REMICS Series 5081, Class QA
566,259	2.000	12/25/50	442,993
Federal Home Loan Mortgage Corp. REMICS Series 5139, Class EC
4,000,000	2.500	09/25/51	2,858,248
Federal Home Loan Mortgage Corp. REMICS Series 5428, Class VT
4,800,000	6.000	11/25/36	4,896,896
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust Series 2017-3, Class MA
1,573,983	3.000	07/25/56	1,469,299

THE BOND FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Federal National Mortgage Association REMICS Series 2001-45, Class WG
$ 19,812	6.500%	09/25/31	$ 19,910
Federal National Mortgage Association REMICS Series 2003-117, Class KB
798,407	6.000	12/25/33	821,531
Federal National Mortgage Association REMICS Series 2003-14, Class AP
896	4.000	03/25/33	891
Federal National Mortgage Association REMICS Series 2011-127, Class ZU
251,848	3.500	12/25/41	231,867
Federal National Mortgage Association REMICS Series 2014-80, Class KA
799,101	2.000	03/25/44	598,146
Federal National Mortgage Association REMICS Series 2015-2, Class PA
733,169	2.250	03/25/44	693,752
Federal National Mortgage Association REMICS Series 2015-30, Class JA
720,086	2.000	05/25/45	612,575
Federal National Mortgage Association REMICS Series 2016-16, Class PD
310,805	3.000	12/25/44	297,716
Federal National Mortgage Association REMICS Series 2022-17, Class JG
6,841,755	3.000	12/25/48	6,252,135
Federal National Mortgage Association Trust Series 2003-W6, Class 3A
37,228	6.500	09/25/42	37,672
Finance of America Structured Securities Trust Series 2022-S4, Class A1A(a)(c)(f)
1,400,302	2.500	01/25/57	1,358,681
Finance of America Structured Securities Trust Series 2024-S3, Class A1(a)
1,487,657	3.500	04/25/74	1,407,282
First Horizon Alternative Mortgage Securities Trust Series 2006-RE1, Class A1(c)(f)
518,295	5.500	05/25/35	323,311
Flagstar Mortgage Trust Series 2018-2, Class A4(a)(c)(f)
63,777	3.500	04/25/48	61,463
Flagstar Mortgage Trust Series 2019-1INV, Class A3(a)(c)(f)
808,313	3.500	10/25/49	712,949
Flagstar Mortgage Trust Series 2021-8INV, Class A3(a)(c)(f)
2,995,333	2.500	09/25/51	2,399,468
GCAT Trust Series 2022-HX1, Class A1(a)(c)(f)
4,697,245	2.885	12/27/66	4,295,218
Government National Mortgage Association REMICS Series 2015-167, Class KM
75,984	3.000	12/20/43	67,662
Government National Mortgage Association REMICS Series 2015-94, Class AT
360,860	2.250	07/16/45	319,475
Government National Mortgage Association REMICS Series 2016-129, Class W
144,541	2.500	07/20/46	120,628

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Government National Mortgage Association REMICS Series 2017-H23, Class MA
$ 1,061,266	3.000%	11/20/67	$ 1,032,934
Government National Mortgage Association REMICS Series 2018-37, Class KT
441,750	3.500	03/20/48	397,153
Government National Mortgage Association REMICS Series 2021-116, Class LG
7,380,665	2.000	06/20/51	6,240,958
Government National Mortgage Association REMICS Series 2021-27, Class MT
3,454,149	5.000	02/20/51	3,343,920
Government National Mortgage Association REMICS Series 2021-32, Class NC
4,370,177	5.000	02/20/51	4,232,006
GS Mortgage-Backed Securities Trust Series 2021-GR3, Class A2(a)(c)(f)
6,177,979	2.500	04/25/52	4,948,987
GS Mortgage-Backed Securities Trust Series 2021-MM1, Class A2(a)(f)
9,161,215	2.500	04/25/52	7,338,765
GSR Mortgage Loan Trust Series 2004-12, Class 1A1(c)(1 mo. USD Term SOFR + 0.454%)
168,891	4.765	12/25/34	157,650
GSR Mortgage Loan Trust Series 2004-7, Class 1A1(c)(f)
38,880	5.076	06/25/34	37,519
Impac CMB Trust Series 2003-2F, Class A(g)
62,045	5.730	01/25/33	62,181
Impac CMB Trust Series 2004-4, Class 1A1(c) (1 mo. USD Term SOFR + 0.754%)
39,691	5.065	09/25/34	39,448
Impac CMB Trust Series 2004-4, Class 2A2(g)
776,518	5.318	09/25/34	892,587
Impac Secured Assets CMN Owner Trust Series 2004-2, Class A6(g)
1	4.800	08/25/34	1
Imperial Fund Mortgage Trust Series 2022-NQM1, Class A1(a)(c)(f)
2,450,568	2.493	02/25/67	2,186,041
JP Morgan Mortgage Trust Series 2021-14, Class A3(a)(c)(f)
9,308,140	2.500	05/25/52	7,459,255
JP Morgan Mortgage Trust Series 2023-6, Class A2(a)(c)(f)
3,959,985	6.000	12/26/53	3,959,213
JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(c)(f)
94,682	4.614	04/25/37	76,631
JPMorgan Mortgage Trust Series 2013-3, Class A3(a)(c)(f)
404,910	3.341	07/25/43	369,983
JPMorgan Mortgage Trust Series 2014-2, Class 1A1(a)(c)(f)
238,591	3.000	06/25/29	232,734
JPMorgan Mortgage Trust Series 2017-3, Class 1A3(a)(c)(f)
844,674	3.500	08/25/47	740,122
JPMorgan Mortgage Trust Series 2017-4, Class A3(a)(c)(f)
76,557	3.500	11/25/48	68,497
JPMorgan Mortgage Trust Series 2017-6, Class A3(a)(c)(f)
362,887	3.500	12/25/48	322,962
JPMorgan Mortgage Trust Series 2021-10, Class A3(a)(c)(f)
2,362,430	2.500	12/25/51	1,891,052
JPMorgan Mortgage Trust Series 2021-7, Class A4(a)(c)(f)
3,357,656	2.500	11/25/51	2,952,071

THE BOND FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
LHOME Mortgage Trust Series 2023-RTL4, Class A1(a)(g)
$ 2,000,000	7.628%	11/25/28	$ 2,030,298
MASTR Adjustable Rate Mortgages Trust Series 2003-2, Class 6A1(c)(f)
115,410	6.357	07/25/33	111,668
MASTR Alternative Loan Trust Series 2004-4, Class 1A1
29,426	5.500	05/25/34	28,107
MASTR Alternative Loan Trust Series 2004-4, Class 8A1
267,651	6.500	05/25/34	265,004
Morgan Stanley Dean Witter Capital I, Inc. Trust Series 2003-HYB1, Class A3(c)(f)
34,301	5.670	03/25/33	29,833
Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(c)(f)
290,414	5.028	11/25/35	152,816
Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
479,765	6.000	08/25/37	162,583
New Residential Mortgage Loan Trust Series 2017-6A, Class A1(a)(c)(f)
1,590,922	4.000	08/27/57	1,514,031
New Residential Mortgage Loan Trust Series 2021-INV1, Class A2(a)(c)(f)
3,912,050	2.500	06/25/51	3,133,822
OBX Trust Series 2019-EXP1, Class 1A3(a)(c)(f)
166,314	4.000	01/25/59	163,749
OBX Trust Series 2019-INV2, Class A5(a)(c)(f)
114,630	4.000	05/27/49	105,124
OBX Trust Series 2024-NQM10, Class A1(a)(g)
1,695,534	6.180	05/25/64	1,707,579
Oceanview Mortgage Trust Series 2021-3, Class A4(a)(f)
3,543,000	2.500	06/25/51	3,105,757
RALI Trust Series 2005-QS11, Class A2(c)(1 mo. USD Term SOFR + 0.614%)
84,069	4.925	07/25/35	60,795
Rate Mortgage Trust Series 2021-J1, Class A7(a)(c)(f)
3,781,271	2.500	07/25/51	3,300,286
RBSGC Mortgage Loan Trust Series 2007-B, Class 2A1(c)(f)
168,044	4.049	01/25/37	102,038
RBSGC Mortgage Loan Trust Series 2007-B, Class 3A1(c)(f)
2,784	5.623	01/25/37	2,759
RFMSI Trust Series 2005-S7, Class A5
39,344	5.500	11/25/35	29,947
Seasoned Loans Structured Transaction Series 2018-1, Class A2
1,245,000	3.500	06/25/28	1,190,802
Sequoia Mortgage Trust Series 2004-10, Class A1A(c)(1 mo. USD Term SOFR + 0.734%)
112,368	5.033	11/20/34	104,679
Sequoia Mortgage Trust Series 2013-2, Class A(c)(f)
391,877	1.874	02/25/43	326,695
Sequoia Mortgage Trust Series 2013-6, Class A1(c)(f)
848,967	2.500	05/25/43	725,132
Sequoia Mortgage Trust Series 2015-4, Class A1(a)(c)(f)
281,765	3.000	11/25/30	272,623
Sequoia Mortgage Trust Series 2016-3, Class A1(a)(c)(f)
422,113	3.500	11/25/46	377,306
Sequoia Mortgage Trust Series 2017-5, Class A1(a)(c)(f)
397,137	3.500	08/25/47	350,782
Sequoia Mortgage Trust Series 2017-6, Class A1(a)(c)(f)
937,959	3.500	09/25/47	834,041

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Sequoia Mortgage Trust Series 2018-2, Class A1(a)(c)(f)
$ 338,525	3.500%		02/25/48	$ 298,894
Shellpoint Co-Originator Trust Series 2017-2, Class A1(a)(c)(f)
500,420	3.500		10/25/47	447,798
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A(c)(f)
58,112	5.868		10/25/34	54,577
Structured Adjustable Rate Mortgage Loan Trust Series 2004-4, Class 3A4(c)(f)
2,468	6.694		04/25/34	2,426
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A, Class 3A3(f)
53,720	6.141		11/25/33	53,091
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A, Class 6A(c)(f)
48,122	7.213		11/25/33	48,233
UWM Mortgage Trust Series 2021-INV4, Class A3(a)(c)(f)
9,712,123	2.500		12/25/51	7,749,973
Wells Fargo Mortgage Backed Securities Trust Series 2021-2, Class A1(a)(c)(f)
275,764	2.500		06/25/51	220,906
WinWater Mortgage Loan Trust Series 2015-5, Class A3(a)(c)(f)
934,124	3.500		08/20/45	839,095
WinWater Mortgage Loan Trust Series 2016-1, Class 1A5(a)(c)(f)
607,201	3.500		01/20/46	543,293

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $152,313,670)				$ 132,843,849

Commercial Mortgage Obligations – 0.5%
Government National Mortgage Association REMICS Series 2013-68, Class B(c)(f)
411,313	2.500		08/16/43	395,562
Legends Outlets Kansas City KS Mortgage Secured Pass-Through Trust Series 2024-LGND, Class A(a)(g)
2,000,000	6.247		11/05/39	2,012,948
Lstar Commercial Mortgage Trust Series 2016-4, Class A2(a)
447,478	2.579		03/10/49	444,514
Reunion Resort Orlando FL Mortgage Secured Pass-Through Trust Series 2024-RSRT, Class A(a)
3,000,000	6.972		03/15/29	3,026,933

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS (Cost $5,821,072)				$ 5,879,957

Federal Agencies – 10.5%
Federal Home Loan Mortgage Corp.
10,301	7.000		05/01/26	10,799
5,046	7.500		12/01/30	5,230
9,330	7.500		01/01/31	9,605
21,650	7.000		08/01/31	22,698
251,199	5.000		05/01/33	252,051
(1 yr. CMT + 2.229%),
25,995	7.089	(c)	05/01/34	26,831
(RFUCC 1 yr. Treasury + 1.783%)(c)
34,333	6.748		01/01/36	34,889
378,324	4.000		06/01/42	356,597
340,796	3.000		06/01/45	291,714

THE BOND FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Agencies – (continued)
Federal Home Loan Mortgage Corp. (continued)
(RFUCC 1 yr. Treasury + 1.600%)(c)
$ 704,545	2.706%		07/01/45	$ 709,252
Federal National Mortgage Association
175,288	2.500		05/01/28	170,147
(RFUCC 6 mo. Treasury + 1.413%)(c)
10,342	6.663		02/01/33	10,255
(RFUCC 1 yr. Treasury + 1.760%)(c)
6,198	6.385		02/01/35	6,286
(RFUCC 1 yr. Treasury + 1.596%),
57,930	6.563	(c)	12/01/45	59,309
120,462	4.500		01/01/48	111,473
772,157	2.500		06/01/51	618,321
Government National Mortgage Association
327	7.500		08/20/25	326
3,807	7.500		07/20/26	3,828
5,220	6.500		04/15/31	5,266
35,059	6.500		05/15/31	35,925
481,399	2.500		06/20/31	461,930
4,685,943	5.000		07/20/52	4,553,511
Uniform Mortgage-Backed Security
3,736	6.500		10/01/28	3,833
6,101	7.500		09/01/29	6,081
16,099	7.000		03/01/31	16,860
5,165	7.000		11/01/31	5,409
13,970	7.000		01/01/32	14,630
19,891	6.000		12/01/32	20,145
710,506	3.500		08/01/35	678,607
9,252,870	2.000		08/01/42	7,698,554
7,618,100	5.000		04/01/43	7,481,818
1,783,510	5.000		05/01/43	1,742,786
8,016,974	5.000		06/01/43	7,851,261
351,265	5.000		08/01/48	350,506
9,778,187	3.000		01/01/52	8,342,474
9,756,787	3.000		06/01/52	8,371,345
4,853,663	3.000		07/01/52	4,134,148
5,719,361	4.500		07/01/52	5,392,808
3,877,084	3.500		08/01/52	3,461,304
5,321,560	5.000		08/01/52	5,153,168
13,822,469	5.000		03/01/53	13,386,208
5,006,691	6.000		04/01/53	5,045,367
8,730,432	5.500		08/01/53	8,640,762
2,137,419	6.000		08/01/53	2,157,160
3,845,912	5.000		10/01/53	3,718,303
4,122,078	6.000		10/01/53	4,157,959
4,492,541	5.500		02/01/54	4,443,914
921,220	5.000		03/01/54	892,660
4,998,994	5.500		03/01/54	4,938,721
4,464,894	6.000		06/01/54	4,500,091
6,170,823	5.500		07/01/54	6,111,955

				126,475,080

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $286,525,955)				$ 265,198,886

U.S. Treasury Obligations – 17.1%
U.S. Treasury Bonds
$ 12,000,000	1.750		08/15/41	$ 7,814,063
10,000,000	2.750		08/15/42	7,539,453
3,000,000	3.125		08/15/44	2,337,891
12,750,000	3.000		11/15/44	9,712,412
2,125,000	2.500		02/15/45	1,479,116
5,000,000	2.500		02/15/46	3,433,203
38,000,000	2.750		11/15/47	26,752,891
6,000,000	3.000		02/15/48	4,416,094

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – (continued)
U.S. Treasury Bonds (continued)
$ 22,800,000	3.125%	05/15/48	$ 17,133,844
7,000,000	2.250	08/15/49	4,346,289
10,000,000	1.375	08/15/50	4,880,469
U.S. Treasury Inflation-Indexed Bonds
9,773,750	0.750	02/15/42	7,638,952
U.S. Treasury Inflation-Indexed Notes
3,265,225	0.375	01/15/27	3,193,608
U.S. Treasury Notes
5,000,000	1.500	08/15/26	4,800,195
2,000,000	2.250	02/15/27	1,924,219
6,380,000	0.625	05/15/30	5,264,995
7,350,000	3.750	08/31/31	7,063,465
5,000,000	1.375	11/15/31	4,107,031
18,000,000	2.875	05/15/32	16,237,969
14,000,000	2.750	08/15/32	12,472,031
10,000,000	4.125	11/15/32	9,779,297
14,500,000	3.500	02/15/33	13,534,844
23,000,000	3.375	05/15/33	21,213,906
8,000,000	4.500	11/15/33	7,989,062

TOTAL U.S. TREASURY OBLIGATIONS (Cost $228,482,415)			$ 205,065,299

Asset-Backed Securities – 12.1%
Automotive(a) – 1.0%
Avis Budget Rental Car Funding AESOP LLC Series 2019-3A, Class A
$ 3,700,000	2.360%	03/20/26	$ 3,691,625
Avis Budget Rental Car Funding AESOP LLC Series 2020-2A, Class A
2,080,000	2.020	02/20/27	2,034,258
Avis Budget Rental Car Funding AESOP LLC Series 2021-1A, Class A
4,150,000	1.380	08/20/27	3,971,086
Hertz Vehicle Financing III LP Series 2021-2A, Class A
2,800,000	1.680	12/27/27	2,649,499

			12,346,468

Home Equity – 0.4%
Accredited Mortgage Loan Trust Series 2004-4, Class A1B(c)(1 mo. USD Term SOFR + 0.894%)
153,121	4.713	01/25/35	153,350
EquiFirst Mortgage Loan Trust Series 2003-2, Class 2A2(g)
86,883	4.250	09/25/33	82,600
FIGRE Trust Series 2023-HE1, Class A(a)
1,921,421	5.850	03/25/53	1,929,712
Morgan Stanley ABS Capital I, Inc. Trust Series 2005-HE1, Class M1(c)(1 mo. USD Term SOFR + 0.789%)
785,831	5.100	12/25/34	758,401
Renaissance Home Equity Loan Trust Series 2005-3, Class AF4(g)
168,008	5.640	11/25/35	167,557
Southern Pacific Secured Assets Corp. Series 1998-2, Class A7(g)
367,811	7.490	07/25/29	357,037

THE BOND FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Home Equity – (continued)
Towd Point Mortgage Trust Series 2024-CES4, Class A1(a)(g)
$ 1,393,447	5.122%	09/25/64	$ 1,385,915

			4,834,572

Manufactured Housing – 0.0%
Mid-State Trust XI Series 2011, Class A1
41,572	4.864	07/15/38	41,338

Other — 10.5%
AFN ABSPROP001 LLC Series 2019-1A, Class A1(a)
4,372,457	3.780	05/20/49	4,167,149
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2(a)
4,700,000	1.937	08/15/46	4,481,393
Beacon Container Finance II LLC Series 2021-1A, Class A(a)
2,025,000	2.250	10/22/46	1,834,185
BHG Securitization Trust Series 2021-B, Class B(a)
1,000,000	1.670	10/17/34	971,209
CAL Funding IV Ltd. Series 2020-1A, Class A(a)
3,785,000	2.220	09/25/45	3,519,326
Chase Funding Trust Series 2002-3, Class 1A5(g)
362,910	5.907	06/25/32	354,972
Chase Funding Trust Series 2004-1, Class 2A2(c)(1 mo. USD Term SOFR + 0.574%)
2,282,810	4.885	12/25/33	2,228,186
CLI Funding VIII LLC Series 2022-1A, Class A(a)
2,630,133	2.720	01/18/47	2,369,069
CMFT Net Lease Master Issuer LLC Series 2021-1, Class A1(a)
3,112,541	2.090	07/20/51	2,781,066
Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(a)(c)(1 mo. USD Term SOFR + 0.514%)
288,222	4.825	02/25/37	262,942
DB Master Finance LLC Series 2021-1A, Class A2II(a)
3,880,000	2.493	11/20/51	3,526,367
Diamond Infrastructure Funding LLC Series 2021-1A, Class A(a)
4,000,000	1.760	04/15/49	3,746,101
Domino’s Pizza Master Issuer LLC Series 2017-1A, Class A23(a)
6,110,000	4.118	07/25/47	5,970,473
Driven Brands Funding LLC Series 2021-1A, Class A2(a)
2,596,253	2.791	10/20/51	2,359,408
GBX Leasing LLC Series 2022-1, Class A(a)
1,496,897	2.870	02/20/52	1,366,681
Global SC Finance VII SRL Series 2020-2A, Class A(a)
2,783,565	2.260	11/19/40	2,631,336
Home Partners of America Trust Series 2019-1, Class A(a)
5,548,760	2.908	09/17/39	5,232,365
Jack in the Box Funding LLC Series 2022-1A, Class A2I(a)
3,780,000	3.445	02/26/52	3,614,352
Lendmark Funding Trust Series 2021-2A, Class A(a)
2,000,000	2.000	04/20/32	1,866,705
Long Beach Mortgage Loan Trust Series 2003-4, Class AV1(c) (1 mo. USD Term SOFR + 0.734%)
93,186	5.045	08/25/33	91,197
Lyra Music Assets Delaware LP Series 2024-2A, Class A2(a)
2,995,700	5.760	12/22/64	2,977,528
NP SPE II LLC Series 2016-1A, Class A1(a)
578,886	4.164	04/20/46	574,480

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Other – (continued)
OnDeck Asset Securitization Trust IV LLC Series 2024-1A, Class A(a)
$ 1,500,000	6.270%	06/17/31	$ 1,520,363
PACEWell 5 Trust Series 2021-1, Class A(a)
2,306,375	2.628	10/10/59	1,703,970
Pear LLC Series 2023-1, Class A(a)
3,270,749	7.420	07/15/35	3,277,730
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A(a)
5,000,000	5.000	09/15/48	4,908,506
Sabey Data Center Issuer LLC Series 2021-1, Class A2(a)
3,000,000	1.881	06/20/46	2,863,194
ServiceMaster Funding LLC Series 2020-1, Class A2I(a)
3,771,840	2.841	01/30/51	3,475,787
Servpro Master Issuer LLC Series 2021-1A, Class A2(a)
1,925,000	2.394	04/25/51	1,744,933
Sierra Timeshare Receivables Funding LLC Series 2021-1A, Class A(a)
140,131	0.990	11/20/37	136,029
STAR Trust Series 2021-SFR1, Class A(a)(c)(1 mo. USD Term SOFR + 0.714%)
1,451,917	5.021	04/17/38	1,442,213
Structured Asset Investment Loan Trust Series 2003-BC5, Class M1(c)(1 mo. USD Term SOFR + 1.239%)
5,678	5.550	06/25/33	5,677
Taco Bell Funding LLC Series 2021-1A, Class A2I(a)
1,891,313	1.946	08/25/51	1,776,676
Thrust Engine Leasing DAC Series 2021-1A, Class A(a)
4,299,379	4.163	07/15/40	4,136,825
TIF Funding II LLC Series 2020-1A, Class A(a)
1,498,833	2.090	08/20/45	1,389,304
Towd Point Mortgage Trust Series 2017-3, Class A2(a)(c)(f)
1,850,000	3.000	07/25/57	1,808,028
Towd Point Mortgage Trust Series 2018-2,Class A2(a)(c)(f)
5,500,000	3.500	03/25/58	5,244,541
Trinity Rail Leasing LLC Series 2019-1A, Class A(a)
3,802,876	3.820	04/17/49	3,738,984
Trinity Rail Leasing LLC Series 2019-2A, Class A2(a)
3,000,000	3.100	10/18/49	2,911,559
Trinity Rail Leasing LLC Series 2020-2A, Class A2(a)
10,315,000	2.560	11/19/50	9,550,044
Triton Container Finance VIII LLC Series 2020-1A, Class A(a)
3,947,917	2.110	09/20/45	3,604,238
Triton Container Finance VIII LLC Series 2021-1A, Class A(a)
337,083	1.860	03/20/46	301,283
Vantage Data Centers Issuer LLC Series 2020-1A, Class A2(a)
8,250,000	1.645	09/15/45	8,077,839
Wendy’s Funding LLC Series 2019-1A, Class A2I(a)
2,669,757	3.783	06/15/49	2,617,573
Wendy’s Funding LLC Series 2021-1A, Class A2I(a)
1,205,680	2.370	06/15/51	1,080,137
Zayo Issuer LLC Series 2025-1A, Class A2(a)
1,500,000	5.648	03/20/55	1,500,000

			125,741,923

THE BOND FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loan – 0.2%
Massachusetts Educational Financing Authority Series 2018-A, Class A
$ 860,740	3.850%	05/25/33	$ 832,860
SoFi Professional Loan Program LLC Series 2018-C, Class A2FX(a)
836,257	3.590	01/25/48	825,477
South Carolina Student Loan Corp. Series 2015-A, Class A(c) (1 mo. USD Term SOFR + 1.614%)
375,509	5.925	01/25/36	375,672

			2,034,009

TOTAL ASSET-BACKED SECURITIES (Cost $151,401,835)			$144,998,310

Municipal Bond Obligations – 7.6%
Arizona(b) – 0.1%
Arizona Board of Regents Revenue Bonds Series 2023
$ 1,000,000	4.599%	07/01/31	$ 990,511

Arkansas(b) – 0.1%
City of Springdale Sales & Use Tax Revenue Revenue Bonds (Taxable-Refunding) Series 2023 BAM
1,000,000	5.160	08/01/32	1,008,444

California – 1.5%
Beverly Hills CA Unified School District GO Bonds (Capital Appreciation) (Refunding) Series 2016(b)(h)
5,000,000	0.000	08/01/38	2,894,472
California State Municipal Finance Authority Refunding Revenue Bonds (Taxable-Refunding-University Of San Diego) Series B
3,130,000	2.536	10/01/29	2,848,304
City of National City CA Pension Obligation Revenue (Taxable) Series 2021
3,820,000	2.649	11/01/31	3,340,945
Foothill-De Anza CA Community College District GO Bonds (Taxable – Election of 2006) Series E
1,730,000	3.223	08/01/38	1,448,973
Napa Valley Unified School District GO Bonds (Build America Bonds-Taxable) Series B
3,000,000	6.507	08/01/43	3,244,686
Poway CA Unified School District GO Bonds (Taxable-Refunding-Improvement Date 2002-1) Series 2019
3,750,000	2.414	08/01/27	3,568,710

			17,346,090

Connecticut – 0.3%
Connecticut State GO Bonds Unlimited (Taxable) Series A
3,500,000	3.743	09/15/25	3,484,823

Florida(b) – 0.2%
Florida Development Finance Corp. (Taxable-Refunding-Shands Jacksonville Medical Center Obligated Group) Series B AGM
1,800,000	3.223	02/01/32	1,554,951

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Florida(b) – (continued)
Miami-Dade County FL Health Facilities Authority (Taxable-Refunding, Variety Children’s Hospital Obligated Group) Series 2021
$ 1,500,000	2.520%	08/01/31	$ 1,294,387

			2,849,338

Hawaii – 0.3%
State of Hawaii Department of Business Economic Development & Tourism Series 2014-A, Class A2
3,934,634	3.242	01/01/31	3,799,927

Idaho(a)(b) – 0.3%
Idaho Housing & Finance Association Economic Development Revenue Bonds Taxable (Facilities Project) Series 2011
4,100,000	7.000	01/01/31	4,109,721

Illinois – 0.4%
Will County Elementary School District No 122 GO Bonds (Taxable-Refunding) Series A
2,750,000	2.111	10/01/27	2,573,885
Will County Forest Preservation District GO Bonds Build America Bonds Direct Payment Series 2009
1,000,000	5.700	12/15/27	1,034,166
Winnebago County IL GO Bonds Series 2018
1,035,000	3.900	12/30/25	1,029,976

			4,638,027

Indiana – 0.1%
Indiana University Revenue Bonds (Taxable-Refunding) Series B
1,000,000	2.767	06/01/37	792,119

Kentucky – 0.5%
Kentucky Higher Education Student Loan Corp. (Taxable) Series A
4,500,000	2.685	06/01/31	3,840,376
River City, Inc. KY Parking Authority Revenue Bonds (Refunding) Series B(b)
2,890,000	2.750	12/01/33	2,612,246

			6,452,622

Louisiana – 0.2%
City of New Orleans LA GO Bonds (Taxable-Refunding) Series 2021
2,085,000	2.054	09/01/28	1,920,036

Michigan – 0.3%
Dearborn MI GO Bonds (Taxable) Series B
1,750,000	3.879	05/01/27	1,726,847
Fraser MI Public School District GO Bonds (Taxable-Refunding) Series 2019 (Q-SBLF)
2,150,000	2.380	05/01/29	1,962,356

			3,689,203

Mississippi(b) – 0.2%
State of Mississippi GO (Taxable-Refunding-Bonds) Series 2020
3,000,000	1.282	11/01/28	2,693,832

THE BOND FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – 0.2%
Curators University of Missouri System Facilities Revenue Bonds Build America Bonds
$ 2,500,000	5.792%	11/01/41	$ 2,524,887

Nebraska – 0.2%
University of Nebraska Facilities Corp. Revenue Bonds (Taxable-Refunding) Series A
2,750,000	2.175	10/01/26	2,656,476

New Jersey(b) – 0.3%
Rutgers New Jersey State University Revenue Bonds (Taxable-Refunding) Series R
4,000,000	2.588	05/01/27	3,835,604

New York(b) – 0.4%
New York State Dormitory Authority Revenue Bonds (Taxable-Refunding) Series B
2,700,000	3.229	03/15/30	2,526,860
New York State Urban Development Corp. Revenue Bonds Series 2019 B
1,950,000	3.350	03/15/26	1,928,090

			4,454,950

Ohio – 0.6%
City of Cincinnati OH GO Bonds (Taxable-Refunding) Series A(b)
2,865,000	1.880	12/01/31	2,402,501
South-Western City OH School District Franklin & Pickaway Countries GO Bonds (CABS-Taxable-Refunding) Series C(h)
2,740,000	0.000	12/01/28	2,294,069
University of Cincinnati Revenue Bonds (Taxable-Refunding) Series B
3,000,000	1.775	06/01/29	2,683,068

			7,379,638

Oregon – 0.1%
Oregon Education Districts Full Faith & Credit Pension Obligations GO Bonds (Taxable) Series 2018(b)
495,000	4.220	06/30/30	483,996
Portland OR Community College District GO Bonds Series 2018
1,250,000	3.970	06/01/27	1,234,640

			1,718,636

Pennsylvania(b) – 0.4%
County of Allegheny PA GO Bonds (Taxable-Refunding-Bonds) Series C-79
1,650,000	0.973	11/01/25	1,610,090
State Public School Building Authority Revenue Bonds (Qualified School Construction Bonds)
3,000,000	6.495	09/15/28	3,179,693

			4,789,783

Rhode Island – 0.2%
Rhode Island State Student Loan Authority Loan Revenue Bonds (Taxable) Series 1
2,000,000	2.530	12/01/25	1,968,309

Texas – 0.5%
City of Houston TX GO Bonds (Taxable-Refunding) Series B(b)
5,000,000	2.130	03/01/26	4,888,042

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Texas – (continued)
Texas Water Development Board Revenue Bonds (Taxable-Master Trust) Series B
$ 1,200,000	4.309%	10/15/34	$ 1,151,812

			6,039,854

Washington – 0.2%
Seattle Municipal Light & Power Revenue Bonds Taxable Clean Renewable Energy Bonds Series C
2,000,000	3.750	06/01/33	1,855,382

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $95,934,566)			$ 90,998,212

Shares	Dividend Rate		Value

Investment Company – 3.2%
State Street Institutional US Government Money Market Fund – Premier Class
37,784,298	4.330%		$ 37,784,298
(Cost $37,784,298)

Shares	Description	Value

Exchange Traded Fund – 0.2%
Janus Henderson AAA CLO ETF
50,000		$ 2,552,000
(Cost $2,539,500)

TOTAL INVESTMENTS – 99.4% (Cost $1,289,749,242)	$1,191,484,979

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%	6,610,767

NET ASSETS – 100.0%	$1,198,095,746

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	144A securities. Securities restricted for resale to Qualified Institutional Buyers.

(b)	Security with “Call” features with resetting interest rates.

(c)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2025.

(d)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(e)	Actual maturity date is September 15, 2115.

(f)	Rate shown is that which is in effect on January 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(g)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of January 31, 2025. Maturity date disclosed is the ultimate maturity.

(h)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

THE BOND FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
Q-SBLF	— Qualified School Bond Loan Fund
REMICS	— Real Estate Mortgage Investment Conduit
RFUCC	— Refinitive USD IBOR Consumer Cash Fallbacks
SOFR	— Secured Overnight Financing Rate

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

January 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 43.6%
Collateralized Mortgage Obligations – 32.5%
Banc of America Funding Trust Series 2004-A, Class 1A3(a)(b)
$ 574	7.621%	09/20/34	$ 486
Banc of America Mortgage Trust Series 2003-J, Class 2A1(a)(b)
42,223	5.816	11/25/33	38,082
Barclays Mortgage Loan Trust Series 2021-NQM1, Class A1(a)(b)(c)
287,421	1.747	09/25/51	254,142
Bear Stearns ARM Trust Series 2004-9, Class 24A1(b)
10,563	6.638	11/25/34	9,629
BRAVO Residential Funding Trust Series 2021-NQM1, Class A1(a)(b)(c)
135,076	0.941	02/25/49	124,962
BRAVO Residential Funding Trust Series 2021-NQM2, Class A1(a)(b)(c)
155,217	0.970	03/25/60	149,165
Bunker Hill Loan Depositary Trust Series 2020-1, Class A1(a)(b)(c)
48,332	1.724	02/25/55	47,250
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class 1A(a)(b)
11,388	5.172	09/25/34	9,962
Cross Mortgage Trust Series 2025-H1, Class A1(a)(b)(c)
200,000	5.735	02/25/70	199,734
CSMC Trust Series 2021-NQM5, Class A1(a)(b)(c)
277,513	0.938	05/25/66	229,531
Federal Home Loan Mortgage Corp. REMICS Series 2022, Class PE
1,703	6.500	01/15/28	1,719
Federal Home Loan Mortgage Corp. REMICS Series 2109, Class PE
6,384	6.000	12/15/28	6,470
Federal Home Loan Mortgage Corp. REMICS Series 3753, Class AS
42,845	3.500	11/15/25	42,575
Federal Home Loan Mortgage Corp. REMICS Series 3816, Class HA
84,248	3.500	11/15/25	83,798
Federal Home Loan Mortgage Corp. REMICS Series 4561, Class BA
114,763	3.500	09/15/42	113,755
Federal Home Loan Mortgage Corp. REMICS Series 5131, Class MA
525,506	1.500	04/25/49	434,882
Federal National Mortgage Association Grantor Trust Series 2011-T2, Class A1
347,840	2.500	08/25/51	314,257
Federal National Mortgage Association REMICS Series 2003-117, Class KB
147,971	6.000	12/25/33	152,257
Federal National Mortgage Association REMICS Series 2003-14, Class AP
1,205	4.000	03/25/33	1,199
Federal National Mortgage Association REMICS Series 2010-109, Class M
216,611	3.000	09/25/40	208,585
Federal National Mortgage Association REMICS Series 2011-146, Class NB
90	4.000	09/25/41	90
Federal National Mortgage Association REMICS Series 2012-100, Class WA
89,773	1.500	09/25/27	86,884

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Federal National Mortgage Association REMICS Series 2012-110, Class CA
$ 156,956	3.000%	10/25/42	$ 140,617
Federal National Mortgage Association REMICS Series 2012-118, Class EB
83,947	1.500	11/25/27	81,263
Federal National Mortgage Association REMICS Series 2013-112, Class G
31,103	2.125	07/25/40	30,674
Federal National Mortgage Association REMICS Series 2013-135, Class GA
77,367	3.000	07/25/32	76,663
Federal National Mortgage Association REMICS Series 2013-16, Class FY(a)(1 mo. USD Term SOFR + 0.464%)
817,916	4.815	03/25/43	799,058
Federal National Mortgage Association REMICS Series 2013-6, Class BE
57,746	2.000	12/25/42	56,475
Federal National Mortgage Association REMICS Series 2013-74, Class YA
134,385	3.000	05/25/42	128,536
Federal National Mortgage Association REMICS Series 2015-15, Class CA
266,257	3.500	04/25/35	256,573
Federal National Mortgage Association REMICS Series 2015-19, Class CA
59,897	3.500	01/25/43	59,388
Federal National Mortgage Association REMICS Series 2015-2, Class PA
114,010	2.250	03/25/44	107,880
Federal National Mortgage Association REMICS Series 2016-104, Class BA
170,077	3.000	01/25/47	160,420
Federal National Mortgage Association REMICS Series 2016-53, Class BV
286,838	3.500	11/25/27	284,078
Federal National Mortgage Association REMICS Series 2016-96, Class A
202,423	1.750	12/25/46	183,269
Federal National Mortgage Association REMICS Series 2017-46, Class EA
27,868	3.500	12/25/50	27,709
Federal National Mortgage Association REMICS Series 2017-7, Class JA
148,048	2.000	02/25/47	120,679
Federal National Mortgage Association REMICS Series 2019-10, Class PT
196,829	3.500	03/25/49	186,745
Federal National Mortgage Association REMICS Series 2020-35, Class MA
245,723	2.000	12/25/43	229,724
Federal National Mortgage Association REMICS Series 2020-45, Class CB
403,516	2.000	02/25/44	376,525
Federal National Mortgage Association REMICS Series 2020-56, Class AH
435,740	2.000	05/25/45	404,537

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
GCAT Trust Series 2021-NQM6, Class A1(a)(b)(c)
$ 309,518	1.855%	08/25/66	$ 276,242
Government National Mortgage Association REMICS Series 2009-65, Class AF
285	4.000	07/20/39	284
Government National Mortgage Association REMICS Series 2010-14, Class PA
2,573	3.000	02/20/40	2,533
Government National Mortgage Association REMICS Series 2012-13, Class EG
12,860	2.000	10/20/40	12,800
Government National Mortgage Association REMICS Series 2013-14, Class AP
612,723	1.750	12/20/42	530,611
Government National Mortgage Association REMICS Series 2013-188, Class LE
395,925	2.500	11/16/43	356,495
Government National Mortgage Association REMICS Series 2014-131, Class DM
47,460	3.000	02/20/44	46,290
Government National Mortgage Association REMICS Series 2015-65, Class BD
190,916	2.250	05/20/45	165,660
Government National Mortgage Association REMICS Series 2015-94, Class AT
161,209	2.250	07/16/45	142,721
Government National Mortgage Association REMICS Series 2019-11, Class MA
107,804	3.000	01/20/47	102,336
Government National Mortgage Association REMICS Series 2019-21, Class MA
216,267	3.500	09/20/47	204,171
GS Mortgage-Backed Securities Trust Series 2020-NQM1, Class A1(a)(b)(c)
90,450	1.382	09/27/60	84,617
GSR Mortgage Loan Trust Series 2005-AR3, Class 2A1(a)(1 mo. USD Term SOFR + 0.554%)
37,737	4.865	05/25/35	28,890
GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(a)(b)
122,228	4.746	01/25/36	110,366
Impac CMB Trust Series 2003-2F, Class A(d)
38,409	5.730	01/25/33	38,493
Impac CMB Trust Series 2004-7, Class 1A1(a)(1 mo. USD Term SOFR + 0.854%)
10,444	5.165	11/25/34	10,282
Impac CMB Trust Series 2005-2, Class 2A2(a)(1 mo. USD Term SOFR + 0.914%)
17,905	5.225	04/25/35	17,095
Impac Secured Assets Trust Series 2006-1, Class 2A1(a)(1 mo. USD Term SOFR + 0.814%)
70,777	5.125	05/25/36	64,007
IndyMac INDX Mortgage Loan Trust Series 2004-AR6, Class 6A1(a)(b)
25,397	5.696	10/25/34	23,550
JPMorgan Mortgage Trust Series 2016-4, Class A3(a)(b)(c)
86,823	3.500	10/25/46	77,661

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Lehman XS Trust Series 2005-7N, Class 1A1A(a)(1 mo. USD Term SOFR + 0.654%)
$ 53,577	4.965%	12/25/35	$ 48,881
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)(b)
19,862	6.903	04/21/34	19,159
MFA Trust Series 2021-NQM1, Class A1(a)(b)(c)
145,249	1.153	04/25/65	134,024
MFA Trust Series 2021-NQM2, Class A1(a)(b)(c)
194,538	1.029	11/25/64	167,773
MortgageIT Trust Series 2005-1, Class 1A1(a)(1 mo. USD Term SOFR + 0.754%)
90,345	5.065	02/25/35	90,582
MortgageIT Trust Series 2005-1, Class 1A2(a)(1 mo. USD Term SOFR + 0.894%)
77,710	5.205	02/25/35	76,821
New Residential Mortgage Loan Trust Series 2019-RPL3, Class A1(a)(b)(c)
407,171	2.750	07/25/59	388,286
RALI Trust Series 2004-QA4, Class NB21(a)(b)
6,426	5.790	09/25/34	6,204
Sequoia Mortgage Trust 10 Series 2010, Class 1A(a)(1 mo. USD Term SOFR + 0.914%)
3,482	5.213	10/20/27	3,356
Sequoia Mortgage Trust Series 2003-2, Class A1(a)(1 mo. USD Term SOFR + 0.774%)
6,406	5.073	06/20/33	6,295
Vendee Mortgage Trust Series 1996-2, Class 1Z
5,760	6.750	06/15/26	5,816
Verus Securitization Trust Series 2021-2, Class A1(a)(b)(c)
233,088	1.031	02/25/66	204,501

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,356,503)			$ 9,667,029

Commercial Mortgage Obligations – 4.0%
Government National Mortgage Association REMICS Series 2018-170, Class V
237,493	3.250	10/16/35	219,715
Government National Mortgage Association REMICS Series 2022-196, Class AB
429,637	3.250	04/16/54	397,469
Government National Mortgage Association REMICS Series 2022-199, Class A
601,757	3.250	02/16/54	560,441

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS (Cost $1,178,794)			$ 1,177,625

Federal Agencies – 7.1%
Federal Home Loan Mortgage Corp.
2,124	5.000	05/01/27	2,125
48,180	2.500	04/01/28	46,957
(RFUCC 1 yr. Treasury + 1.600%)(a)
142,224	2.706	07/01/45	143,174
(RFUCC 1 yr. Treasury + 1.580%)(a)
45,076	7.183	07/01/46	46,255

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Agencies – (continued)
Federal National Mortgage Association
$ 108,760	3.500%		10/01/26	$ 107,603
58,410	3.500		12/01/27	57,582
75,974	2.500		03/01/28	73,864
181,429	2.500		05/01/28	176,190
76,259	3.000		05/01/28	74,803
113,783	2.500		07/01/28	110,119
86,913	3.000		09/01/28	84,805
80,136	2.500		01/01/30	77,314
116,362	3.500		10/01/32	112,240
223,582	3.000		08/01/33	209,197
(RFUCC 1 yr. Treasury + 1.596%)(a)
29,481	6.563		12/01/45	30,183
Government National Mortgage Association,
(1 yr. CMT + 1.500%)
492	4.875	(a)	04/20/26	491
342	4.625	(a)	08/20/26	340
1,035	4.625	(a)	01/20/28	1,031
Uniform Mortgage-Backed Security
55,946	3.000		11/01/26	55,140
35,056	3.000		12/01/26	34,641
124,989	2.000		01/01/31	118,494
1,565	7.000		11/01/31	1,639
110,412	5.000		02/01/32	110,866
47,465	6.000		07/01/33	47,811
260,753	3.500		07/01/34	249,910
163,335	3.500		08/01/35	156,002

				2,128,776

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $13,779,316)				$12,973,430

U.S. Treasury Obligations – 41.5%
U.S. Treasury Bills(e)
$ 750,000	0.000		02/20/25	$ 748,495
450,000	0.000		04/15/25	446,290
1,000,000	0.000		05/20/25	987,677
1,190,000	0.000		07/03/25	1,169,396
U.S. Treasury Notes
1,000,000	1.500		02/15/25	999,067
200,000	1.125		02/28/25	199,549
300,000	1.250		11/30/26	284,578
600,000	1.500		01/31/27	569,227
2,500,000	2.625		07/31/29	2,327,930
300,000	1.625		08/15/29	267,422
700,000	3.875		09/30/29	686,383
350,000	4.125		10/31/29	346,896
600,000	3.875		11/30/29	587,813
2,800,000	3.875		12/31/29	2,742,250

TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,392,204)				$12,362,973

U.S. Government Agency Obligations – 12.4%
Federal Farm Credit Banks Funding Corp.(f)
$ 275,000	5.120%		11/24/27	$ 275,538
Federal Home Loan Mortgage Corp.
700,000	2.350	(f)	03/25/25	697,914
1,000,000	0.375		07/21/25	982,274
Federal National Mortgage Association
1,000,000	0.625		04/22/25	992,073

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Government Agency Obligations – (continued)
Federal National Mortgage Association (continued)
$ 750,000	0.500%	06/17/25	$ 739,339

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $3,732,667)			$ 3,687,138

Shares	Dividend Rate	Value

Investment Company – 1.4%
State Street Institutional US Government Money Market Fund –Premier Class
405,310	4.330%	$405,310
(Cost $405,310)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – 1.2%
Home Equity – 0.8%
Morgan Stanley ABS Capital I, Inc. Trust Series 2002-HE3, Class A2(1 mo. USD Term SOFR + 1.194%)
$ 105,222	5.505%	03/25/33	$ 104,592
Terwin Mortgage Trust Series 2004-7HE, Class A3(c)(1 mo. USD Term SOFR + 1.514%)
114,051	5.825	07/25/34	108,961
Terwin Mortgage Trust Series 2004-9HE, Class A1(c)(1 mo. USD Term SOFR + 0.914%)
40,121	5.225	09/25/34	38,060

			251,613

Other – 0.4%
Countrywide Asset-Backed Certificates Trust Series 2004-6, Class 2A4(1 mo. USD Term SOFR + 1.014%)
111,391	5.325	11/25/34	107,486

TOTAL ASSET-BACKED SECURITIES (Cost $336,231)			$ 359,099

TOTAL INVESTMENTS – 100.1% (Cost $30,645,728)			$29,787,950

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(39,065)

NET ASSETS – 100.0%			$29,748,885

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2025.

(b)	Rate shown is that which is in effect on January 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(c)	144A securities. Securities restricted for resale to Qualified Institutional Buyers.

(d)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of January 31, 2025. Maturity date disclosed is the ultimate maturity.

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

(e)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(f)	Security with “Call” features with resetting interest rates.

Investment Abbreviations:
REMICS	— Real Estate Mortgage Investment Conduit
RFUCC	— Refinitive USD IBOR Consumer Cash Fallbacks
SOFR	— Secured Overnight Financing Rate

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

January 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – 93.8%
Alabama(a) – 0.7%
Special Care Facilities Financing Authority of the City of Pell City Alabama Revenue Bonds (Refunding – Noland Health Services Inc.) Series 2021 (A/NR)
$ 2,255,000	5.000%		12/01/31	$ 2,403,622

Alaska – 0.7%
Alaska State Municipal Bond Bank Authority Revenue Bonds (Master Resolution) Series A (AA-/NR)
1,000,000	5.000		10/01/25	1,012,562
1,000,000	5.000	(a)	10/01/28	1,051,798
Alaska State Municipal Bond Bank Authority Revenue Bonds Series B (AMT) (AA-/NR)(a)
450,000	5.000		03/01/27	450,725

				2,515,085

Arizona(a) – 0.9%
Arizona Industrial Development Authority Revenue Bonds Series 2022 (A/NR)
2,285,000	4.000		11/01/39	2,239,347
City of Lake Havasu City AZ Wastewater System Revenue Bonds Refunding Series B (AGM) (AA/A1)
1,095,000	5.000		07/01/40	1,099,798

				3,339,145

Arkansas(a) – 0.4%
City of Benton AR Public Utilities Revenue Bonds (Taxable-Refunding) Series 2020 (NR/A1)
250,000	2.400		09/01/27	237,056
City of Forrest City AR Sales & Use Tax Revenue Bonds Series 2021 (A-/NR)
675,000	3.000		11/01/30	652,012
Fort Smith AR Water & Sewer Revenue Bonds (Refunding) Series 2018 (A/NR)
500,000	5.000		10/01/31	529,592

				1,418,660

Colorado – 2.4%
Adams County CO Certificates of Participation Series 2021 (A/NR)(a)
550,000	4.000		12/01/36	552,265
Boulder Valley School CO District No. Re-2 Boulder GO Bonds Series 2015 (AA+/Aa1)(a)
3,750,000	5.000		12/01/40	3,769,096
City & County of Denver Airport System Revenue Bonds (Refunding) Series D (AA-/Aa3)(a)
500,000	5.750		11/15/41	556,926
Colorado State Health Facilities Authority Revenue Bonds Series A (A+/A1)(a)
1,770,000	5.000		12/01/44	1,779,978
Colorado State Housing & Finance Authority Revenue Bonds (Taxable) Series C-1 (GNMA) (AAA/Aaa)
250,000	2.125		05/01/25	248,510
250,000	2.175		11/01/25	245,790
South Suburban Park & Recreation District Certification of Participation Series 2021 (AA-/NR)(a)
1,175,000	4.000		12/15/41	1,170,989

				8,323,554

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Connecticut – 0.8%
Connecticut State Higher Education Supplement Loan Authority Revenue Bonds (Chesla Loan Program) Series B (AMT) (NR/Aa3)
$330,000	5.000%		11/15/27	$ 339,735
450,000	5.000		11/15/28	468,237
450,000	5.000		11/15/29	471,363
385,000	5.000		11/15/30	405,442
Connecticut State Housing Finance Authority Housing Finance Mortgage Program Revenue Bonds (Taxable Refunding) Series A-4 (AAA/Aaa)
765,000	1.950		11/15/25	750,841
500,000	2.090		05/15/26	485,704

				2,921,322

Florida – 3.5%
County of Broward FL Port Facilities Revenue Bond Series A (A/A1)
620,000	5.000		09/01/28	661,784
Florida State Housing Finance Corp. Revenue Bonds Series 1 (GNMA/FNMA/FHLMC) (NR/Aaa)
535,000	2.000		07/01/27	511,898
495,000	2.050		01/01/28	470,360
515,000	2.100		07/01/28	486,178
520,000	2.125	(a)	01/01/29	481,596
Greater Orlando FL Aviation Authority Revenue Bonds Series 2015 A (AA/Aa2)(a)
2,015,000	5.000		10/01/30	2,035,019
Miami-Dade FL Transit System Revenue Bonds (Refunding) Series 2017 (AA/NR)(a)
2,210,000	4.000		07/01/35	2,223,585
St. Johns County FL School Board Certificates of Participation Series 2024 A (AA/NR)(a)
1,200,000	5.000		07/01/40	1,309,942
Village Community Development District No 10 (Refunding) Series 2023 AGM (AA/NR)(a)
2,570,000	5.000		05/01/41	2,719,168
1,220,000	5.000		05/01/42	1,285,717

				12,185,247

Georgia – 3.1%
Cobb County GA Development Authority Revenue Bonds (Refunding) Series 2017 (NR/A1)(a)
3,000,000	5.000		07/15/40	3,063,601
Fulton County GA Development Authority Revenue Bonds (Refunding-Robert W Woodruff Arts Center, Inc.) Series A (NR/A2)
1,000,000	5.000		03/15/26	1,020,552
Gainesville & Hall County Hospital Authority Revenue Bond Series 2020 (A/NR)(a)
1,700,000	4.000		02/15/39	1,698,133
Milledgeville & Baldwin County Development Authority Revenue Bonds(Refunding) Series 2021 (A+/NR)
500,000	5.000		06/15/30	542,925
500,000	5.000		06/15/31	548,145
600,000	5.000	(a)	06/15/32	655,701
700,000	5.000	(a)	06/15/33	762,777
Municipal Electric Authority of Georgia GA Revenue Bonds (Refunding-Project One Subordinated) Series B BAM (AA/A2)(a)
2,375,000	5.250		01/01/38	2,678,516

				10,970,350

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Idaho(a) – 0.7%
County of Nez Perce ID Certification of Participation Series 2022 (NR/Aa3)
$1,000,000	5.500%	03/01/37	$ 1,114,353
Idaho Housing & Finance Association (Refunding Garvee) Series A (NR/Aa3)
500,000	4.000	07/15/36	509,161
750,000	4.000	07/15/37	760,776

			2,384,290

Illinois – 9.1%
Chicago IL Midway International Airport Revenue Bonds (Senior Lien) Series 2024 A (A/NR)
1,000,000	5.000	01/01/34	1,086,267
1,000,000	5.000	01/01/35	1,089,794
Chicago O’Hare International Airport Revenue Bonds Series A (AMT) (A+/NR)(a)
1,000,000	5.250	01/01/41	1,077,328
City of Kankakee IL GO Bonds Taxable Series 2024 (AA/NR)
1,380,000	4.931	12/01/31	1,365,196
Cook County IL School District No. 63 East Maine GO Bonds (Refunding) Series 2019 (NR/Aa2)(a)
1,460,000	4.000	12/01/34	1,481,098
Elk Grove Village GO Bonds Series 2017 (AA+/NR)(a)
525,000	5.000	01/01/28	543,982
Governors State University Revenue Bonds (Refunding) Series 2021 (AA/NR)(a)
805,000	4.000	10/01/34	797,605
855,000	4.000	10/01/36	838,129
Illinois Finance Authority Revenue Bonds (Refunding-The Carle Foundation) Series 2022 (AA-/NR)(a)
750,000	5.000	06/01/42	786,268
Illinois Finance Authority Revenue Bonds (Refunding-The Carle Foundation) Series A (AA-/NR)(a)
1,550,000	4.000	08/15/37	1,540,605
Montgomery & Bond Counties Community Unit School District No. 3 Hillsboro GO Bonds Series 2024 (AA/NR)(a)
2,525,000	5.000	12/01/37	2,695,538
Rolling Meadows IL GO Bonds Series 2019 (AA+/NR)(a)
495,000	4.000	12/15/34	505,274
515,000	4.000	12/15/35	524,822
535,000	4.000	12/15/36	544,548
555,000	4.000	12/15/37	562,639
580,000	4.000	12/15/38	585,897
600,000	4.000	12/15/39	602,181
Stark Knox Marshall Henry & Peoria Counties Community Unit School Dist No 100 (Refunding) Series 2021 BAM (AA/A1)(a)
860,000	4.000	12/01/38	864,907
University of Illinois Auxiliary Facilities System Revenue Bonds (Refunding) Series A (AA-/Aa2)(a)
2,000,000	4.000	04/01/33	2,003,369
University of Illinois Revenue Bonds (Refunding) Series 2016 A (AGM) (AA/Aa2)(a)
2,000,000	4.000	04/01/35	2,007,110
Village of Bellwood IL GO Bonds Refunding Series 2024 BAM (AA/NR)
1,990,000	5.000	12/01/31	2,180,331
Westchester Village of IL GO Bonds Series 2021 (BAM) (AA/A2)(a)
1,000,000	4.000	12/01/34	1,023,883

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Illinois – (continued)
Westchester Village of IL GO Bonds Series 2021 (BAM) (AA/A2)(a) (continued)
$1,825,000	4.000%		12/01/38	$ 1,838,445
Whiteside & Lee Counties Community Unit School District No. 5 Sterling GO Bonds Series A (AA/A1)(a)
690,000	4.000		12/01/33	710,504
660,000	4.000		12/01/34	675,763
Winnebago County IL GO Bonds (Refunding) Series C (NR/Aa3)
905,000	5.000		12/30/28	959,851
960,000	5.000		12/30/29	1,030,963
Woodford Lasalle Livingston Etc. Counties Community Unit School District GO Bonds Series A (AA/NR)(a)
700,000	4.000		12/01/31	724,466
700,000	4.000		12/01/32	721,454
725,000	4.000		12/01/33	743,612

				32,111,829

Indiana – 8.2%
Boonville Redevelopment Authority Revenue Bonds Series 2023 (AA/NR)(a)
1,085,000	4.000		08/01/37	1,091,986
Brownsburg 1999 School Building Corp. Revenue Bonds Refunding Notes Series 2022 (AA+/NR)(a)
1,150,000	5.000		01/15/42	1,228,389
Fort Wayne Redevelopment Authority Revenue Bonds Riverfront Phase II Project Series 2022 (NR/Aa3)(a)
1,935,000	4.000		12/15/36	1,964,618
Griffith Redevelopment Authority Revenue Bonds(Refunding) Series A (A/NR)(a)
585,000	3.000		07/15/33	540,430
Griffith Redevelopment Authority Revenue Bonds(Refunding) Series B (A/NR)(a)
585,000	3.000		07/15/33	540,430
Indiana Finance Authority (Refunding Stadium Projects) Series 2015 A (AA+/Aa2)(a)
1,300,000	5.250		02/01/34	1,310,988
Indiana State Finance Authority Revenue Bond (Refunding-Marion Hospital, Inc. Obligated Group) Series 2021 (A/NR)
830,000	4.000		07/01/31	852,090
700,000	4.000	(a)	07/01/32	718,464
700,000	4.000	(a)	07/01/36	706,503
Indiana State Finance Authority Revenue Bonds (Refunding-Butler University Project) Series 2024 (A-/NR)(a)
1,435,000	5.000		02/01/38	1,552,614
1,505,000	5.000		02/01/39	1,613,474
1,200,000	5.000		02/01/40	1,278,589
Indiana State Finance Authority Revenue Bonds (Refunding-Hendricks Regional Health) Series 2024 (A-/A3)(a)
1,000,000	5.000		03/01/35	1,099,622
1,420,000	5.000		03/01/36	1,554,967
1,095,000	5.000		03/01/37	1,199,409
IPS Multi-School Building Corp. Revenue Bonds Series 2022 (Social Bonds) (AA+/NR)(a)
1,200,000	5.250		07/15/40	1,313,620
1,685,000	5.500		07/15/40	1,882,978
Martinsville Redevelopment Authority Series 2021 BAM (AA/NR)(a)
565,000	3.000		08/01/33	531,214
400,000	3.000		08/01/35	369,280
Shelbyville IN Redevelopment Authority Series 2021 (AA-/NR)(a)
910,000	3.000		08/01/30	870,198
485,000	4.000		08/01/32	499,459

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Indiana – (continued)
Sunman-Dearborn High School Building Corp. Revenue Bonds Series 2024 (AA+/NR)(a)
$1,000,000	5.000%		07/15/38	$ 1,091,268
Vinton-Tecumseh IN School Building Corporation Revenue Bonds (First Mortgage) Series A (AA+/NR)(a)
500,000	5.000		07/15/31	522,131
500,000	5.000		07/15/32	521,269
Westfield High School 1995 Building Corp. Revenue Bonds (1st Mortgage) Series B (AA+/NR)(a)
750,000	5.000		07/15/31	765,352
Whitestown Redevelopment Authority Revenue Bonds (Refunding) Series B (AA+/NR)(a)
1,625,000	3.000		08/01/33	1,564,970
1,670,000	3.000		08/01/34	1,606,276

				28,790,588

Kansas(a) – 0.3%
Wichita KS Sales Tax Special Obligation Revenue Bonds (River District Stadium Star Bond Project) Series 2018 (NR/A1)
1,000,000	5.000		09/01/31	1,046,355

Kentucky – 3.5%
Appalachian Regional Healthcare Obligated Group Revenue Bonds (Refunding) Series 2021 (A/NR)
1,695,000	5.000		07/01/30	1,803,454
855,000	5.000		07/01/31	914,270
1,275,000	5.000	(a)	07/01/32	1,370,906
Bullitt County School District Finance Corp. Revenue Bonds Series 2023 (NR/Aa3)(a)
1,925,000	4.125		03/01/39	1,930,993
Kentucky KY Public Energy Authority Revenue Bonds Series 2024 A (NR/A2)(a)(b)
3,000,000	5.000		05/01/55	3,145,656
Kentucky State Property & Building Commission Revenue Bonds (Project No. 117) Series B (NR/Aa3)(a)
750,000	5.000		05/01/28	784,286
915,000	5.000		05/01/29	954,886
Kentucky State Property & Building Commission Series 2018 (AA/Aa3)
885,000	5.000		04/01/28	941,503
Owensboro KY GO Bonds Series A (NR/A1)(a)
615,000	5.000		05/01/25	616,011

				12,461,965

Louisiana(a) – 1.7%
City of Shreveport LA GO Bonds Series 2024 (AA/Baa2)
500,000	5.000		03/01/36	552,287
500,000	5.000		03/01/37	549,808
825,000	5.000		03/01/38	901,024
Louisiana Correctional Facilities Corp. Revenue Bonds (Louisiana Correctional Institute) Series 2023 (AA-/NR)
695,000	5.000		10/01/35	763,511
545,000	5.000		10/01/36	596,415
1,000,000	4.000		10/01/37	1,007,877
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Bossier Parishes Port Project) Series 2023 AGM (AA/NR)
800,000	5.000		04/01/48	836,087

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Louisiana(a) – (continued)
Louisiana Public Facilities Authority Revenue Bonds (Refunding-Ochsner Clinic Foundation Project) Series 2015 (A/A3)
$800,000	5.000%	05/15/30	$ 803,707

			6,010,716

Maine – 2.0%
Maine Health & Higher Educational Facilities Authority Revenue Bonds Series 2020 A (A+/A1)(a)
1,150,000	4.000	07/01/37	1,162,686
Maine Health & Higher Educational Facilities Authority Revenue Bonds Series 2020 C BAM (AA/Aa3)(a)
1,275,000	5.000	07/01/40	1,356,794
Maine State Housing Authority Mortgage Purchase Revenue Bonds Series B (AA+/Aa1)
835,000	2.050	11/15/25	821,963
1,000,000	2.100	11/15/26	971,227
Maine State Housing Authority Mortgage Purchase Revenue Bonds Series E (AA+/Aa1)(a)
840,000	2.150	11/15/29	766,600
870,000	2.250	11/15/30	787,168
905,000	2.350	11/15/31	810,881
Portland ME Airport Revenue Bonds (Refunding-General) Series 2016 (A-/Baa1)(a)
215,000	5.000	01/01/34	217,038
330,000	5.000	01/01/35	332,975

			7,227,332

Massachusetts – 0.5%
Massachusetts Educational Financing Authority Revenue Bonds (Refunding) Series 2024 B (AMT) (AA/NR)
550,000	4.250	07/01/32	546,552
Massachusetts Housing Finance Agency Revenue Bonds Series 2021 (AA+/Aa1)(a)
960,000	1.850	06/01/32	806,026
710,000	1.900	12/01/32	591,894

			1,944,472

Michigan – 6.0%
Gerald R Ford International Airport Authority MI Revenue Bonds Series 2024 (AAA/Aaa)(a)
500,000	5.000	01/01/38	545,647
500,000	5.000	01/01/39	541,799
500,000	5.000	01/01/40	538,283
Grand Blanc Community Schools (Taxable-Refunding) Series 2021 (Q-SBLF) (AA/NR)
500,000	2.000	05/01/25	497,315
500,000	2.000	05/01/26	486,644
Grand Rapids MI Public Schools GO Bonds Series 2024 (AA/NR)(a)
875,000	5.000	05/01/37	984,101
750,000	5.000	05/01/38	840,089
775,000	5.000	05/01/40	857,483
Grand Traverse County MI Hospital Finance Authority Revenue Bonds (Munson Healthcare Obligated Group) Series A (NR/A1)(a)
445,000	5.000	07/01/30	471,411
495,000	5.000	07/01/32	522,970
Grand Traverse County MI Hospital Finance Authority Revenue Bonds (Munson Healthcare Obligated Group) Series B (NR/A1)(a)
380,000	5.000	07/01/31	401,922
Ingham County Building Authority Revenue Bonds (Justice Complex Project) Series 2020 (AA/NR)(a)
1,485,000	2.000	05/01/31	1,302,763

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Michigan – (continued)
Michigan Finance Authority Revenue Bonds (Refunding) Series 2016 (A/A2)(a)
$ 5,000,000	5.000%		11/15/41	$ 5,072,659
Michigan State Housing Development Authority Revenue Bonds Series A (AA+/NR)
400,000	2.150		04/01/25	399,196
470,000	2.550	(a)	04/01/28	454,119
410,000	2.600	(a)	10/01/28	393,834
North Muskegon MI Public Schools MI GO Bonds Series 2024 (AA/NR)(a)
425,000	5.000		05/01/36	477,700
200,000	5.000		05/01/38	222,393
315,000	5.000		05/01/40	345,480
580,000	5.000		05/01/44	624,427
Wayne County MI Airport Authority Revenue Bonds (Refunding) Series 2015 G (A/A1)(a)
2,625,000	5.000		12/01/34	2,651,914
Wayne County MI Airport Authority Revenue Bonds Series 2015 D (A/A1)(a)
2,400,000	5.000		12/01/34	2,424,607

				21,056,756

Minnesota – 0.4%
Minnesota Higher Education Facilities Authority Revenue Bonds (University Of St. Thomas) Series 2016 8-L (NR/A2)(a)
1,265,000	5.000		04/01/35	1,288,580
Minnesota State Housing & Finance Agency Revenue Bonds Series A (GNMA/FNMA/FHLMC) (AA+/Aa1)
230,000	1.700		07/01/26	221,896

				1,510,476

Mississippi – 2.9%
City of Gulfport MS Revenue Bonds (Memorial Hospital at Gulfport Project) Series 2025 (NR/Baa2)
300,000	5.000		07/01/35	328,633
325,000	5.250	(a)	07/01/36	360,999
375,000	5.250	(a)	07/01/37	414,934
500,000	5.250	(a)	07/01/38	550,636
Mississippi Development Bank Revenue Bonds (Meridian Public School) Series 2023 BAM (AA/A2)(a)
1,500,000	4.000		04/01/37	1,506,393
Mississippi State Development Bank Special Obligation Revenue Bonds (Hinds County Project) Series 2017 (NR/WR)(a)
300,000	5.000		11/01/29	300,661
400,000	5.000		11/01/30	400,867
500,000	5.000		11/01/31	500,954
400,000	5.000		11/01/32	400,706
Mississippi State Gaming Tax Revenue Bonds Series 2015-E (A-/A1)
1,055,000	5.000		10/15/25	1,069,758
Mississippi State Home Corp. Revenue Bonds Series 2022 (NR/Aaa)
720,000	1.800		06/01/30	636,685
690,000	1.850		12/01/30	606,013
1,000,000	1.950	(a)	06/01/31	872,430
Warren MS Certificates of Participation Series 2023 (AA/Aa3)(a)
1,000,000	6.000		09/01/39	1,162,906
1,000,000	6.000		09/01/40	1,157,272

				10,269,847

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – 1.9%
Health & Educational Facilities Authority Of The State Of Missouri Revenue Bonds (Mercy Health) Series 2014 F (A+/A1)(a)
$ 3,000,000	5.000%		11/15/45	$ 2,999,986
Missouri MO Development Finance Board Revenue Bond (City of Independence Missouri Events Center Project) (Refunding) Series 2021 (A-/NR)
850,000	4.000		04/01/28	866,886
1,825,000	4.000		04/01/29	1,864,309
810,000	4.000		04/01/30	827,453

				6,558,634

Nebraska(a) – 0.0%
Sarpy County NE Hospital Authority No.1 Revenue Bonds (Refunding-Nebraska Medicine) Series 2016 (AA-/NR)
35,000	3.000		05/15/46	26,478

New Hampshire(a) – 0.4%
New Hampshire Business Finance Authority Revenue Bonds (Saint Luke’s University Health Network) Series 2021 (AA/A1)
1,355,000	4.000		08/15/41	1,310,621

New Jersey – 2.1%
Casino Reinvestment Development Authority, Inc. Revenue Bonds Series B (AGC) (AA/A1)(a)
500,000	5.000		11/01/35	561,638
500,000	5.000		11/01/36	559,262
750,000	5.000		11/01/37	833,750
715,000	5.000		11/01/38	790,435
County of Union NJ GO Bonds Series 2016 (AA+/Aaa)(a)
600,000	2.000		03/01/27	580,764
New Jersey Higher Education Student Assistance Authority Revenue Bonds Series 2024 B (AMT) (AA/NR)
2,800,000	5.000		12/01/32	2,982,179
1,000,000	5.000		12/01/33	1,063,551
New Jersey Housing & Mortgage Finance Agency MF Conduit Revenue Bonds (Lexington Manor Apartments Project) Series B (NR/Aaa)
85,000	3.150		06/15/25	85,101

				7,456,680

New Mexico – 1.1%
Las Cruces NM Joint Utility Revenue Bonds (Subordinate Line System Improvement) Series 2018 (NR/Aa3)(a)
500,000	4.000		06/01/33	504,895
New Mexico State Mortgage Finance Authority Revenue Bonds Series A (NR/Aaa)
775,000	1.900		03/01/31	677,179
520,000	2.050	(a)	03/01/32	448,161
585,000	2.100	(a)	09/01/32	501,129
University of New Mexico NM Revenue Bonds (Refunding & Improvement-Subordinate Lien) Series A (AA-/Aa3)(a)
1,685,000	2.250		06/01/27	1,623,353

				3,754,717

New York(a) – 0.7%
Upper Mohawk Valley Memorial Auditorium Authority Revenue Bonds (Refunding) Series 2021 (A+/NR)
890,000	2.700		12/01/32	761,401
915,000	2.850		12/01/33	774,539

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
New York(a) – (continued)
Upper Mohawk Valley Memorial Auditorium Authority Revenue Bonds (Refunding) Series 2021 (A+/NR) (continued)
$ 940,000	3.000%		12/01/34	$ 788,961

				2,324,901

North Carolina(a) – 0.2%
North Carolina State Housing Finance Agency Homeownership Revenue Bonds Series 39-B (GNMA/FNMA/FHLMC) (AA+/Aa1)
585,000	3.200		01/01/29	583,479

Ohio – 4.2%
Akron OH Certificates of Participation (District Energy Project) Series 2018 (A/NR)(a)
960,000	4.000		12/01/31	967,763
Akron OH GO Bonds (Refunding) (A+/NR)(a)
545,000	5.000		12/01/26	545,827
City of Middletown OH GO Bonds (Refunding) Series 2017 (NR/NR)(c)
100,000	4.000		12/01/25	100,882
110,000	5.000		12/01/27	116,130
County of Franklin OH Revenue Bonds (Trinity Health Credit Group) Series 2017 (AA-/Aa3)(a)
2,120,000	5.000		12/01/46	2,153,131
Dayton City School District Certificates of Participation Series 2021 (NR/A3)(a)
610,000	4.000		12/01/30	629,316
675,000	3.000		12/01/33	624,216
Dayton-Montgomery County Port Authority Revenue Bonds Series 2021 (A-/NR)
365,000	2.000		11/15/31	314,271
Mahoning County OH Career & Technical Center Board of Education Certificates of Participation (Refunding) Series 2017 (AA-/NR)(a)
630,000	4.000		12/01/26	630,402
500,000	4.000		12/01/29	500,165
Miami Valley Career Technology Center OH GO Bonds Series 2018 (NR/Aa3)(a)
2,245,000	4.000		12/01/36	2,275,810
2,170,000	4.000		12/01/37	2,194,237
Port of Greater Cincinnati Development Authority Revenue Bonds (Refunding) Series 2024 B (A-/A2)(a)
2,305,000	5.000		12/01/36	2,583,028
Toledo-Lucas County Port Authority Revenue Bonds Series 2021 (A/NR)
365,000	2.000		11/15/31	315,618
University of Toledo OH Revenue Bonds (Refunding-General Receipt) Series A (A/A2)(a)
700,000	4.000		06/01/36	705,894

				14,656,690

Oklahoma – 2.8%
Leflore County OK Public Facility Authority Educational Facility Lease Revenue Bonds (Poteau Public School Project) Series 2019 (A-/NR)
1,350,000	4.000		12/01/28	1,380,301
1,770,000	4.000	(a)	12/01/30	1,818,805
McClain County Economic Development Authority Revenue Bonds (Washington Public Schools Project) Series 2022 (A-/NR)(a)
2,000,000	4.000		09/01/36	2,021,004

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Oklahoma – (continued)
Murray County OKLA Educational Facilities Authority Revenue Bonds (Sulphur Public Schools Project) Series 2022 (A-/NR)(a)
$ 2,580,000	5.000%	09/01/42	$ 2,717,766
Oklahoma Capitol Improvement Authority Revenue Bonds Series 2018 (AA-/NR)(a)
1,975,000	4.000	07/01/38	1,976,953
Oklahoma Capitol Improvement Authority Revenue Bonds Series 2018 (NR/NR)(a)(c)
25,000	4.000	07/01/38	25,885

			9,940,714

Pennsylvania – 12.2%
Berwick Area School District GO Bonds Series 2021 (AA/NR)(a)
345,000	3.000	11/15/34	323,637
Bucks County Technical School Authority Revenue Bonds Series 2022 (AA/A1)(a)
455,000	4.000	02/15/33	469,341
685,000	4.000	02/15/36	700,864
Centre County PA Hospital Authority Revenue Bonds (Refunding Hospital Mount Nittany Medical Center Project) Series A (A+/NR)
1,000,000	5.000	11/15/26	1,031,610
Chester County PA School Authority Revenue Bonds (Chester County Intermediate Unit Project) Series 2024 (AA/Aa3)(a)
750,000	5.000	04/01/36	819,705
500,000	5.000	04/01/38	541,998
Geisinger Authority PA Revenue Bonds (Refunding) Series 2017 (AA-/WR)(a)
1,500,000	5.000	02/15/39	1,533,401
Pennsylvania Economic Development Financing Authority Revenue Bonds Series 2020 (A/A2)(a)
3,145,000	4.000	04/15/38	3,146,876
Pennsylvania Higher Education Assistance Agency Revenue Bonds Series A (A/Aa2)
500,000	5.000	06/01/26	507,282
525,000	5.000	06/01/27	538,193
525,000	5.000	06/01/28	542,031
535,000	5.000	06/01/29	556,421
425,000	5.000	06/01/30	443,687
Pennsylvania State Economic Development Financing Authority Governmental Lease Revenue Bonds (Taxable-Refunding-Forum Place Project) Series 2023 (A/A2)(a)
1,000,000	4.000	05/15/40	978,203
1,000,000	4.000	05/15/41	967,657
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds Series 2022 (AA/Aa3)(a)
475,000	4.000	08/15/42	466,919
Pennsylvania State Housing Finance Agency SF Mortgage Revenue Bonds Series 130A (AA+/Aa1)(a)
795,000	2.100	10/01/30	714,906
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds (Taxable-Refunding-1st) Series 2020 (NR/Aa3)
335,000	2.355	12/01/26	323,060
350,000	2.633	12/01/29	319,721
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series A-2 (NR/Aa3)(a)
3,000,000	5.000	12/01/35	3,177,915
Peters Township PA School District Washington County GO Bonds Series C (NR/Aa2)(a)
1,000,000	4.000	09/01/36	1,011,468

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Pennsylvania – (continued)
Philadelphia Authority for Industrial Development Revenue Bonds Series 2016 (A+/Aa3)(a)
$ 2,980,000	5.000%		04/01/34	$ 2,986,392
Pittsburgh Water & Sewer Authority Revenue Bonds Series A (AA/A1)(a)
800,000	5.000		09/01/40	878,847
1,750,000	5.000		09/01/41	1,907,769
Ridley School PA District Revenue Bonds Series 2024 B (AA/Aa3)(a)
3,055,000	5.000		11/15/43	3,233,651
1,315,000	5.000		11/15/44	1,386,682
Shikellamy School District PA GO Bonds Series 2020 (AA/NR)(a)
1,945,000	2.000		09/01/28	1,816,850
1,610,000	2.000		09/01/29	1,466,747
Southcentral PA General Authority Revenue Bond Series TT2 (A-/NR)
225,000	5.000		05/01/28	235,361
225,000	5.000		05/01/29	238,005
400,000	5.000		05/01/30	427,697
375,000	5.000		05/01/31	404,713
325,000	4.000	(a)	05/01/32	323,964
325,000	4.000	(a)	05/01/33	323,433
300,000	4.000	(a)	05/01/34	299,088
Steel Valley School District GO Bonds Series 2024 BAM (AA/Aa3)(a)
850,000	5.000		11/01/37	925,247
1,695,000	5.000		11/01/38	1,842,006
650,000	5.000		11/01/39	702,401
840,000	5.000		11/01/40	903,608
885,000	5.000		11/01/41	944,719
Wayne County PA Hospital & Health Facilities Authority Revenue Bonds (Memorial Hospital Project) Series A (CNTY-GTD) (A/NR)
550,000	4.000		07/01/25	552,075
520,000	4.000		07/01/27	531,139
400,000	5.000	(a)	07/01/28	415,246
500,000	4.000	(a)	07/01/33	502,285
York PA GO Bonds (Refunding) Series A (NR/NR)
640,000	5.000		11/15/26	648,006

				43,010,826

Rhode Island — 2.4%
Rhode Island Health & Educational Building Corp. Revenue Bonds Series G BAM (AA/Aa3)(a)
1,350,000	5.250		05/15/40	1,500,625
Rhode Island Providence Public Building Authority Revenue Bonds (Capital Improvement Program) Series A (AGC) (AA/A1)(a)
1,100,000	5.250		09/15/40	1,221,165
Rhode Island State & Providence Plantations Lease Certificates of Participation (Eleanor Slater Hospital Project) Series B (AA-/Aa3)(a)
760,000	4.000		11/01/32	778,024
980,000	4.000		11/01/33	1,001,816
Rhode Island State Housing and Mortgage Finance Corp Revenue Bonds Series 2022 (AA+/Aa1)(a)
2,025,000	2.100		04/01/32	1,750,597
Rhode Island Student Loan Authority Revenue Bonds Series 2024 B (AMT) (AA/NR)
750,000	5.000		12/01/31	796,373
500,000	5.000		12/01/32	531,841

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Rhode Island – (continued)

Rhode Island Student Loan Authority Revenue Bonds Series 2024 B (AMT) (AA/NR) (continued)
$ 750,000	5.000%		12/01/33	$ 799,378

				8,379,819

South Carolina(a) – 0.6%

South Carolina Jobs-Economic Development Authority Revenue Bonds (Wofford College Project) Series 2024 (A-/NR)
2,000,000	5.000		04/01/34	2,223,751

South Dakota – 1.0%

County of Clay SD G0 Bonds Series 2023 (NR/Aa3)(a)
1,000,000	5.000		12/01/38	1,070,048

Mitchell School SD District No. 17-2 GO Bonds Series 2024 (AA+/NR)(a)
1,745,000	5.000		08/01/38	1,887,469

South Dakota Housing Development Authority Revenue Bonds (Home Ownership Mortgage) Series D (AAA/Aaa)
30,000	2.700		05/01/25	29,941

South Dakota State Health & Educational Facilities Authority Revenue Bonds Series 2017 (NR/A1)
605,000	5.000		09/01/25	611,656

				3,599,114

Tennessee – 2.2%

Chattanooga Health Educational & Housing Facility Board Revenue Bonds Series 2024 (A/NR)(a)
500,000	5.250		12/01/40	553,109
800,000	5.250		12/01/41	879,478

Greeneville TN Health & Educational Facilities Board Hospital Revenue Bonds (Refunding-Ballad Health Obligated Group) Series A (A-/A3)
500,000	5.000		07/01/28	527,166
600,000	5.000	(a)	07/01/29	630,809
500,000	5.000	(a)	07/01/30	525,210

Johnson City Health & Educational Facilities Board Revenue Bonds Series 2023 B (A-/NR)
4,155,000	5.000		07/01/33	4,592,241

Tennessee Housing Development Agency Revenue Bonds Residential Financing Program Series 1C (Non-AMT-Non ACE-Issue) (AA+/Aa1)(a)
125,000	4.050		01/01/38	124,997

				7,833,010

Texas – 9.1%

Arlington Higher Education Finance Corp. Revenue Bonds (Trinity Basin Preparatory, Inc.) Series 2023 (PSF-GTD) (AAA/NR)(a)
1,200,000	5.000		08/15/39	1,310,789
1,000,000	5.000		08/15/40	1,085,157

Arlington TX Higher Education Finance Corp. Revenue Bonds (Uplift Education) Series B (PSF-GTD) (AAA/NR)(a)
485,000	4.000		12/01/32	489,847

Arlington TX Higher Education Finance Corp. Revenue Bonds Series A (PSF-GTD) (AAA/NR)(a)
1,000,000	4.000		08/15/34	1,024,000
1,000,000	4.000		08/15/35	1,021,388

Austin TX Airport System Revenue Bonds Series 2014 (A+/A1)(a)
1,900,000	5.000		11/15/39	1,902,551

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Texas – (continued)
Celina TX GO Bonds (Certificates of Obligation) (Waterworks & Sewer System) Series 2015 (AA/Aa1)(a)
$ 430,000	5.000%		09/01/27	$ 434,520
980,000	5.000		09/01/28	989,803
City of Atlanta Department of Aviation Revenue Bonds Series 2022 (A+/A1)
1,250,000	5.000		11/15/32	1,357,220
City of Brownsville TX Utilities System Revenue Bonds (Refunding) Series 2022 (AA/NR)(a)
500,000	5.000		09/01/42	527,285
City of Bryan TX Electric System Revenue Bonds (Refunding) Series 2021 (A+/NR)(a)
960,000	4.000		07/01/31	965,250
City of Houston TX Airport System Revenue Bonds Series 2021 (NR/A1)
1,000,000	5.000		07/01/29	1,061,468
900,000	5.000		07/01/30	965,803
1,200,000	5.000		07/01/31	1,295,951
Clifton TX Higher Education Finance Corp. Revenue Bonds (Refunding International Leadership Of Texas, Inc.) Series 2024 A (NR/Aaa)(a)
1,175,000	5.000		08/15/34	1,321,646
860,000	5.000		08/15/35	963,623
975,000	5.000		08/15/36	1,080,654
Collin County TX Municipal Utility District No. 2 GO Bonds Series 2024 (BAM) (AA/Baa1)(a)
1,675,000	4.000		09/01/35	1,683,889
Dallas Fort Worth International Airport Revenue Bonds Refunding Series 2023 B (AA-/A1)(a)
1,000,000	5.000		11/01/39	1,105,561
Greater Texoma Utility Authority Revenue Bonds (City Of Sherman Project) Series 2022 (AA/NR)(a)
2,515,000	4.000		10/01/39	2,515,430
Greenville TX Electric System Revenue Bonds Series 2022 (AA/NR)(a)
1,000,000	5.000		02/15/47	1,038,337
Harris County Municipal Utility District No 105 GO Bonds (Refunding) Series 2022 (AA/NR)(a)
970,000	4.000		03/01/33	991,960
1,015,000	4.000		03/01/34	1,031,358
Katy TX Independent School District GO Bonds (Refunding) Series A (PSF-GTD) (AAA/Aaa)
300,000	5.000		02/15/25	300,218
Laredo TX GO Bonds Series 2022 (AA/Aa2)(a)
1,740,000	5.000		02/15/40	1,875,019
McGregor TX Independent School District GO Bonds (Capital Appreciation) Series 2001 (PSF-GTD) (AAA/NR)(d)
230,000	0.000		02/15/25	229,760
Port Freeport TX Revenue Bonds Series 2024 (AMT) (A+/NR)
1,550,000	6.000		06/01/34	1,755,922
1,655,000	4.000	(a)	06/01/35	1,657,238

				31,981,647

Utah(a) – 0.1%
Salt Lake City UT Airport Revenue Bonds Series B (A+/A2)
500,000	5.000		07/01/34	517,151

Vermont – 0.8%
Vermont State Student Assistance Corp. Education Loan Revenue Bonds Series A (A/NR)
400,000	5.000		06/15/26	407,439

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Vermont – (continued)
Vermont State Student Assistance Corp. Education Loan Revenue Bonds Series A (A/NR) (continued)
$ 780,000	5.000%	06/15/27	$ 799,902
Vermont State Student Assistance Corp. Education Loan Revenue Bonds Series A (AAA/NR)
400,000	5.000	06/15/25	402,417
Vermont Student Assistance Corp Revenue Bonds Series 2021 (A/NR)
400,000	5.000	06/15/29	415,325
455,000	5.000	06/15/30	474,452
475,000	5.000	06/15/31	496,295

			2,995,830

Virginia(a) – 1.0%
Isle of Wight County Economic Development Authority Revenue Bonds (Riverside Health System) Series 2023 (AA/NR)
1,000,000	5.250	07/01/43	1,094,228
Virginia Housing Development Authority Revenue Bonds Series 2023 F (AA+/Aa1)
2,500,000	5.150	11/01/48	2,566,752

			3,660,980

Washington(a) – 1.0%
Port of Seattle WA Special Facilities Revenue Bonds (Refunding) Series 2013 (A+/A1)
900,000	3.600	06/01/26	900,038
Port of Seattle WA Special Facilities Revenue Bonds Series 2017 (AA-/A1)
1,500,000	5.000	05/01/37	1,530,624
Washington State Health Care Facilities Authority Revenue Bonds (Multicare Health System) Series A (A/WR)
495,000	5.000	08/15/27	499,138
Washington State Health Care Facilities Authority Revenue Bonds (Refunding-Providence St. Joseph Health) Series B (A/A2)
150,000	5.000	10/01/30	157,223
Washington State Housing Finance Commission Revenue Bonds (Refunding-Non-AMT-Single Family Program) Series 1N (NR/Aaa)
290,000	3.450	12/01/30	289,026

			3,376,049

Wisconsin(a) – 2.2%
City of Milwaukee WI GO Bonds (Refunding) Series 2022 (AA/NR)
2,000,000	5.000	04/01/35	2,176,269
City of Milwaukee WI GO Bonds Series 2020 (AA/NR)
2,580,000	4.000	04/01/35	2,614,842
Tomorrow River School District GO Bonds Series 2022 (AA/NR)
1,910,000	4.000	03/15/41	1,912,116
Wisconsin Public Finance Authority Revenue Bonds (Taxable Refunding Hawaii Pacific Health Obligated Group) Series A (NR/A1)
1,170,000	4.082	07/01/29	1,137,592

			7,840,819

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $340,093,467)			$330,923,521

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Shares	Dividend Rate	Value

Investment Company – 5.5%
State Street Institutional US Government Money Market Fund – Premier Class (NR/NR)
19,312,185	4.330%	$ 19,312,185
(Cost $19,312,185)

TOTAL INVESTMENTS – 99.3% (Cost $359,405,652)		$350,235,706

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		2,495,004

NET ASSETS – 100.0%		$352,730,710

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Rate shown is that which is in effect on January 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(c)	Prerefunded security. Maturity date disclosed is prerefunding date.

(d)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMT	— Alternative Minimum Tax
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NR	— Not Rated
PSF-GTD	— Guaranteed by Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
WR	— Withdrawn Rating

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

January 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – 96.3%
Alabama(a) – 0.9%
Special Care Facilities Financing Authority of the City of Pell City Alabama Revenue Bonds (Refunding - Noland Health Services Inc.) Series 2021 (A/NR)
$ 2,000,000	5.000%	12/01/31	$ 2,131,815

Arizona(a) – 1.1%
Arizona Industrial Development Authority Revenue Bonds Series 2022 (A/NR)
2,680,000	4.000	11/01/40	2,603,240

Illinois(a) – 0.4%
Woodford Lasalle Livingston Etc. Counties IL Community Unit School District GO Bonds Series A (AA/NR)
500,000	4.000	12/01/34	508,821
500,000	4.000	12/01/35	507,577

			1,016,398

Indiana(a) – 0.9%
Shelbyville Redevelopment Authority Revenue Bonds Series 2021 (AA-/NR)
500,000	3.000	08/01/33	461,778
Whitestown Redevelopment Authority (Lease Rental Multipurpose Refunding Revenue)- Series 2021 (AA+/NR)
1,575,000	3.000	08/01/32	1,530,867

			1,992,645

Missouri – 92.4%
Andrew County Reorganized School District No. 3 Certificates of Participation Series 2023 BAM (AA/NR)(a)
2,000,000	4.000	04/15/43	1,946,267
Arnold MO Certificates of Participation (Refunding) Series 2019 (A+/NR)(a)
760,000	4.000	08/15/28	771,466
825,000	4.000	08/15/30	834,774
555,000	4.000	08/15/31	560,857
Boone County MO R-1 Reorganized School District GO Bonds (Direct Deposit Program) Series R (AA+/NR)(a)
1,150,000	4.000	03/01/39	1,174,322
1,000,000	4.000	03/01/40	1,016,745
750,000	4.000	03/01/41	760,480
Brentwood MO Certificates of Participation Series 2018 (AA-/NR)(a)
2,070,000	4.000	10/01/33	2,084,334
1,655,000	4.000	10/01/34	1,663,416
Brentwood Public Library Certificates of Participation Series 2024 (A+/NR)(a)
1,305,000	5.500	04/01/38	1,444,343
Cape Girardeau County MO Reorganized School District No. R-2 GO Bonds (Kearney Direct Deposit Program) Series 2018 (AA+/NR)(a)
750,000	4.000	03/01/37	759,217
Cape Girardeau County MO Reorganized School District No. R-2 GO Bonds (Refunding) Series 2024 (AA+/NR)(a)
2,000,000	4.000	03/01/37	2,038,637
City of Brentwood MO Certificates of Participation Series 2019 (AA-/NR)(a)
1,415,000	4.000	10/01/36	1,418,275
City of Carthage MO Certificates of Participation Series 2022 (A+/NR)(a)
1,145,000	5.000	05/01/37	1,200,267

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
City of Florissant MO Certificates of Participation (Refunding) Series 2021 (NR/WR)(a)
$ 505,000	3.000%		10/01/30	$ 489,993
570,000	3.000		10/01/34	532,040
City of Jennings MO Certificates of Participation Series 2021 (NR/NR)(a)
1,095,000	4.000		03/01/31	1,111,014
1,230,000	4.000		03/01/34	1,242,470
750,000	4.000		03/01/37	752,717
530,000	4.000		03/01/40	515,475
City of Kansas City MO Special Obligation Revenue Bonds Series 2021 (AA-/A1)(a)
1,000,000	5.000		04/01/35	1,082,299
760,000	5.000		04/01/36	819,649
1,435,000	5.000		04/01/37	1,541,816
City of Kansas City MO Special Obligation Revenue Bonds Series 2024 (AA-/A1)(a)
1,500,000	5.000		04/01/35	1,696,015
City of Republic MO Revenue Bonds Series 2022 (A+/NR)(a)
920,000	4.000		05/01/34	945,756
640,000	4.000		05/01/35	655,653
685,000	4.000		05/01/36	700,235
Clay County MO Public School District No. 53 Liberty GO Bonds (Refunding) Series 2016 (AA/NR)(a)
1,000,000	4.000		03/01/35	1,001,942
Clinton School District MO GO Bonds (Refunding) Series 2024 A (AA+/NR)(a)
1,860,000	5.000		03/01/41	2,018,028
Columbia MO Water & Electric Revenue Bonds (Refunding & Improvement System) Series 2015 (A+/NR)(a)
500,000	4.000		10/01/42	486,457
County of Barry MO Certificate of Participation Series 2023 (NR/A3)
640,000	5.000		10/01/29	669,745
670,000	5.000		10/01/30	703,615
705,000	5.000		10/01/31	740,493
740,000	5.000	(a)	10/01/32	780,953
County of Cole MO Reorganized School District No. 2 GO Bonds Series 2019 (AA+/NR)(a)
3,370,000	5.000		03/01/36	3,375,573
County of St. Charles MO Special Obligation Revenue Bonds Series 2024 (AA/NR)(a)
1,945,000	4.000		04/01/38	1,970,895
2,025,000	4.000		04/01/39	2,036,991
Fenton MO Fire Protection District GO Bonds Series 2019 (AA+/NR)(a)
625,000	4.000		03/01/34	631,086
Fort Zumwalt School District GO Bonds (Refunding) Series 2024 (AA+/NR)(a)
1,425,000	5.250		03/01/34	1,615,874
1,115,000	5.250		03/01/35	1,257,384
Great Rivers Greenway Metropolitan Park & Recreation District (Gateway Arch Project) Series A (A+/NR)(a)
715,000	4.000		12/30/32	745,089
1,780,000	3.000		12/30/33	1,676,481
Greene County MO Certificates of Participation Series 2018 (NR/Aa2)(a)
1,130,000	5.000		09/01/36	1,179,438
1,000,000	5.000		09/01/37	1,040,043
Greene County MO Reorganized School District No. R-2 GO Bonds Series 2018 (Liberty School Building Direct Deposit Program) (AA+/NR)(a)
875,000	5.000		03/01/38	900,025

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Greenwood MO GO Build America Bonds Taxable Series B (AA-/NR)(a)
$ 95,000	5.625%		03/01/25	$ 95,078
Hannibal MO Industrial Development Authority Revenue Bonds (Hannibal Regional Hospital Healthcare System, Inc.) Series 2017 (BBB/NR)(a)
3,225,000	5.000		10/01/37	3,272,795
Harrisonville MO Cass R-9 School District GO Bonds Series 2020 (AA+/NR)(a)
1,250,000	5.000		03/01/37	1,252,067
Hazelwood School District GO Bonds (Refunding) Series 2023 (AA/NR)(a)
750,000	5.000		03/01/42	797,918
Health & Educational Facilities Authority of the State of Missouri (Refunding) Series 2021 (BBB+/NR)(a)
350,000	4.000		02/15/34	335,031
400,000	4.000		02/15/35	380,400
580,000	4.000		02/15/36	548,114
700,000	4.000		02/15/37	657,359
Health & Educational Facilities Authority of the State of Missouri Health Facilities Revenue Bonds (Mercy Health) Series A (A+/A1)(a)
500,000	5.500		12/01/41	560,591
Health & Educational Facilities Authority of the State of Missouri Health Facilities Revenue Bonds (SSM Health) Series A (A+/WR)(a)
500,000	5.000		06/01/34	550,857
Health & Educational Facilities Authority Of The State Of Missouri Revenue Bonds (Mercy Health) Series 2014 F (A+/A1)(a)
6,000,000	5.000		11/15/45	5,999,972
Independence MO School District GO Bonds (Direct Deposit Program) Series 2021 (AA+/NR)(a)
1,470,000	3.250		03/01/38	1,396,682
Independence MO School District Lease Certificates of Participation (Refunding) Series 2016 (A+/NR)(a)
960,000	3.000		04/01/26	958,890
Jackson County MO Reorganized School District No. 7 Certificates of Participation Series 2016 (AA/NR)(a)
700,000	4.000		05/01/27	708,427
630,000	4.000		05/01/29	636,897
Jackson County MO Reorganized School District No.4 Blue Springs GO Bonds (Direct Deposit Program) Series A (AA+/NR)(a)
1,000,000	5.500		03/01/35	1,082,066
1,000,000	5.500		03/01/36	1,080,648
Jackson County MO School District Hickman Mills C-1 Certificates of Participation (Energy Conservation Project) Series 2015 (BBB+/NR)(a)
475,000	3.000		04/15/28	457,159
575,000	3.250		04/15/30	547,835
550,000	3.300		04/15/31	518,681
700,000	3.375		04/15/32	650,889
Jackson County MO School District Hickman Mills C-1 GO Bonds (Refunding) Series 2020 (AA+/NR)
100,000	3.000		03/01/27	99,974
165,000	4.000	(a)	03/01/31	169,496
180,000	4.000	(a)	03/01/32	184,271
200,000	4.000	(a)	03/01/33	204,309
Jefferson City MO School District Certificate of Participation Series 2021 (A+/NR)(a)
1,220,000	4.000		04/01/35	1,245,875

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Jefferson City MO School District GO Bonds (Direct Deposit Program) Series 2017 (AA+/NR)(a)
$ 15,000	4.000%		03/01/30	$ 15,116
Jefferson County MO Industrial Development Authority Revenue Bonds (Riverview Bend Apartments) Series 2024 (NR/Aaa)
2,200,000	4.450		02/01/43	2,186,588
Jefferson County School District No R-1 Northwest GO Bonds Series 2025 (AA+/NR)(a)
1,185,000	5.250		03/01/44	1,304,297
Jefferson County School District No R-VI Festus Certificate of Participation (Refunding)Series 2021 (A+/NR)(a)
585,000	3.000		04/01/29	574,728
605,000	3.000		04/01/30	593,089
420,000	3.000		04/01/31	411,004
460,000	3.000		04/01/33	437,222
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Taxable-Refunding-Freeman Health System Project) Series B (A+/NR)
500,000	2.378		02/15/25	499,635
1,020,000	2.558		02/15/26	1,000,044
815,000	2.844		02/15/28	772,066
825,000	2.894		02/15/29	767,928
Joplin MO Schools GO Bonds Buildings—Series 2020 (AA+/NR)(a)
1,285,000	3.000		03/01/35	1,199,465
Kansas City MO Industrial Development Authority Airport Special Obligation Revenue Bonds (Kansas City International Airport Terminal Modified Project) Series B (A/A2)
2,540,000	5.000		03/01/28	2,643,554
1,370,000	5.000		03/01/29	1,438,523
1,000,000	5.000	(a)	03/01/32	1,043,707
1,275,000	4.000	(a)	03/01/34	1,283,399
1,000,000	5.000	(a)	03/01/35	1,037,720
Kansas City MO Industrial Development Authority Revenue Bonds (Refunding & Downtown Redevelopment District) Series A (AA-/A2)(a)
2,130,000	5.500		09/01/29	2,151,277
Lebanon MO Reorganized School District No. R-3 GO Bonds Series 2024 (AA+/NR)(a)
2,160,000	5.000		03/01/40	2,372,869
Liberty Public School District No. 53 GO Bonds Series 2023 (AA/NR)(a)
2,000,000	4.000		03/01/42	1,943,261
Mineral Area MO Community College District GO Bonds Series 2024 (AGM) (AA/Aa3)(a)
1,940,000	5.000		03/01/34	2,129,228
2,300,000	5.000		03/01/36	2,509,402
Missouri Development Finance Board Revenue Bonds (Sant Louis Zoo Projects) Series 2022 (AA-/A1)(a)
1,000,000	5.250		05/01/36	1,102,112
1,100,000	5.250		05/01/37	1,202,477
Missouri Joint Municipal Electric Utility Commission Revenue Bonds (Dogwood Energy Facility Project) Series 2024 B (AA/A3)(a)
1,775,000	5.000		06/01/36	1,985,598
Missouri Joint Municipal Electric Utility Commission Revenue Bonds Series 2022 (NR/A2)(a)
500,000	5.250		12/01/41	536,900
500,000	5.250		12/01/42	535,440
Missouri MO Development Finance Board Revenue Bond (City of Independence Missouri Events Center Project) (Refunding) Series 2021 (A-/NR)
895,000	4.000		04/01/31	911,756
990,000	4.000	(a)	04/01/32	1,017,596
1,095,000	4.000	(a)	04/01/33	1,121,430

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri Rolling Hills Consolidated Library District Certificates of Participation (Library Project) Series 2024 (NR/A2)(a)
$ 1,430,000	4.250%		05/01/44	$ 1,380,226
1,275,000	4.500		05/01/49	1,224,608
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)(a)
635,000	2.000		04/01/27	613,357
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds (Tri-County Water Authority Project) (NR/Aa3)(a)
775,000	5.000		01/01/31	776,202
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Kansas City University of Medicine And Biosciences) Series A (NR/A1)(a)
1,440,000	4.500		06/01/28	1,440,962
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding- Southeast MO State University) Series 2019 (A/NR)
2,030,000	5.000		10/01/27	2,123,659
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding-Kansas City Art Institute) Series 2018 (A-/NR)(a)
670,000	5.000		09/01/33	698,284
800,000	5.000		09/01/38	821,438
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-Cox Health) Series A (NR/A2)(a)
2,500,000	5.000		11/15/35	2,520,791
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-St. Anthonys Medical Center) Series B (A+/NR)(a)
2,000,000	5.000		02/01/45	2,003,088
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-St. Luke’s Episcopal-Presbyterian Hospitals) Series B (A/NR)(a)
1,375,000	5.000		12/01/31	1,381,451
1,000,000	5.000		12/01/33	1,004,202
Missouri State Health & Educational Facilities Authority Revenue Bonds (Kansas City University of Medicine & Biosciences) Series A (NR/A1)(a)
950,000	5.000		06/01/34	984,307
1,100,000	5.000		06/01/37	1,132,325
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Children’s Mercy Hospital) Series 2016 (AA-/NR)(a)
1,250,000	4.000		05/15/33	1,255,020
250,000	4.000		05/15/39	247,090
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (First Place Homeownership Loan Program) Series B (GNMA/FNMA/FHLMC) (AA+/NR)(a)
330,000	2.400		11/01/30	302,340
310,000	2.500		05/01/31	284,120
320,000	2.550		11/01/31	292,165
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (First Place Homeownership Loan Program) Series C (AA+/NR)(a)
2,990,000	4.050		11/01/39	2,999,212
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (First Place Homeownership Loan Program) Series G (GNMA/FNMA/FHLMC) (AA+/NR)
875,000	3.600		05/01/32	870,532
500,000	3.750	(a)	05/01/35	497,991

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (First Place Homeownership Loan Program) Series G (GNMA/FNMA/FHLMC) (AA+/NR) (continued)
$ 500,000	3.800	%(a)	11/01/35	$ 498,856
500,000	3.850	(a)	05/01/36	495,328
500,000	3.900	(a)	11/01/36	496,258
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series D (GNMA/FNMA/FHLMC) (AA+/NR)(a)
250,000	3.050		11/01/28	246,064
225,000	3.150		11/01/29	223,592
245,000	3.250		11/01/30	240,001
Nixa MO Public Schools Certificates of Participation Series 2021 (A/NR)(a)
1,465,000	3.000		04/01/39	1,274,886
North Jefferson County MO Ambulance District GO Bonds Series 2022 (AA/NR)(a)
650,000	5.000		03/01/40	694,918
North Kansas City MO School District No. 74 GO Bonds Series 2022 (AA+/Aa1)(a)
2,000,000	5.250		03/01/39	2,206,682
O’Fallon Fire Protection District GO Bonds Series 2023 (NR/Aa2)(a)
510,000	4.000		03/01/38	521,058
530,000	4.000		03/01/39	538,315
575,000	4.000		03/01/41	577,175
600,000	4.000		03/01/42	598,158
Orchard Farm MO R-V School District Certificates of Participation Series 2022 A (A/NR)(a)
2,565,000	5.250		04/01/40	2,669,242
Ozark MO Certificates of Participation Series 2014 (A+/NR)(a)
500,000	5.000		09/01/44	500,712
Ozark MO Reorganized School District No. R-6 GO Bonds Series B (AA+/NR)(a)
400,000	3.000		03/01/36	376,732
Ozark MO Reorganized School District No. R-6 GO Bonds Series B (AA+/NR)(a)
1,000,000	4.000		03/01/37	1,017,043
1,000,000	4.000		03/01/38	1,008,076
750,000	4.000		03/01/39	751,780
Platte County Reorganized School District No. R-3 GO Bonds (Refunding) Series 2021 (AA/NR)(a)
2,155,000	5.250		03/01/40	2,360,411
Polk County Mo School District No. R-1 GO Bonds (Bolivar Refunding) Series 2021 (A/NR)(a)
625,000	3.000		03/01/33	613,988
1,600,000	3.000		03/01/35	1,565,448
Rolla MO Certificates of Participation Series B (A+/NR)(a)
225,000	3.150		07/01/27	225,036
410,000	3.450		07/01/32	403,155
Rolla School District No. 31 GO Bonds (Missouri Direct Deposit Program) Series 2023 (AA+/NR)(a)
925,000	5.000		03/01/41	986,325
Saint Louis MO Airport Revenue Bonds (Refunding -St. Louis Lambert International Airport) Series A (NR/A2)
1,355,000	5.000		07/01/32	1,459,182
Saint Louis MO Airport Revenue Bonds (Refunding -St. Louis Lambert International Airport) Series A (NR/A2)
1,500,000	5.000		07/01/31	1,606,629
Saint Louis MO Airport Revenue Bonds (Refunding) Series 2017 C (AA/A1)(a)
3,745,000	5.000		07/01/42	3,821,608

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Southeast Missouri State University Revenue Bonds (Refunding) Series 2020 BAM (AA/NR)(a)
$ 1,465,000	4.000%		04/01/40	$ 1,419,376
Southern Platte MO Fire Protection District Series 2018 (NR/Aa2)(a)
540,000	4.000		03/01/38	542,379
Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (AMT) (NR/Aa2)
2,275,000	5.000		07/01/27	2,360,092
1,220,000	5.000	(a)	07/01/28	1,264,734
1,400,000	5.000	(a)	07/01/30	1,443,061
Springfield MO Special Obligation Revenue Bonds Series 2020 (NR/Aa2)(a)
470,000	4.000		11/01/34	479,318
475,000	4.000		11/01/35	483,318
815,000	4.000		11/01/36	828,290
845,000	4.000		11/01/37	853,493
920,000	4.000		11/01/38	926,885
St Louis Land Clearance for Redevelopment Authority Revenue Bonds (Refunding) Series A (A/NR)(a)
2,480,000	2.125		04/01/39	1,811,348
St. Charles County Public Water Supply District No. 2 Certificates of Participation (Water Utility IMPS) Series 2022 (AA/NR)(a)
2,000,000	4.000		12/01/44	1,937,449
St. Charles MO Certificates of Participation Series 2024 (NR/Aa3)(a)
660,000	5.000		02/01/37	739,975
695,000	5.000		02/01/38	774,264
730,000	5.000		02/01/39	806,373
670,000	5.000		02/01/40	735,536
St. Louis County MO Community College District Certificates of Participation Series 2017 (AA/NR)(a)
1,000,000	4.000		04/01/35	1,008,430
2,000,000	4.000		04/01/36	2,012,043
2,515,000	4.000		04/01/37	2,527,595
St. Louis MO Muni Finance Corp. (Refunding-Carnahan Court House) Series A (A/NR)
2,710,000	5.000		02/15/27	2,797,072
St. Louis MO Municipal Finance Corporation Sales Tax Leasehold Revenue Bonds (Refunding) Series 2016 (A/NR)(a)
2,595,000	4.000		02/15/35	2,604,691
Stone County Reorganized School District No. 4 GO (Reeds Spring) Series 2022 (AA/NR)(a)
2,000,000	4.000		03/01/39	2,011,576
Strafford Fire Protection District GO Bonds Series 2022 BAM (AA/NR)(a)
1,125,000	5.000		03/01/40	1,172,597
Taney County Public Water Supply District No 3 Certification of Participation Series 2022 (A/NR)(a)
720,000	3.750		07/01/36	725,494
Truman MO State University Housing Society Revenue Bonds (Refunding-Revenue) Series 2016 (NR/A3)(a)
865,000	3.000		06/01/25	862,868
University City Municipal Library District Certification of Participation Series 2022 (NR/A1)(a)
710,000	3.000		04/15/39	619,060
Valley Park Fire Protection District MO GO Bonds (Prerefunded) Series 2019 (NR/NR)(a)(b)
180,000	4.000		03/01/39	184,282
Valley Park Fire Protection District MO GO Bonds (Unrefunded) Series 2019 (AA/NR)(a)
575,000	4.000		03/01/39	575,524

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Valley Park MO Fire Protection District GO Bonds Series 2019 (AA/NR)(a)
$ 450,000	4.000%		03/01/35	$ 454,181
500,000	4.000		03/01/37	503,818
Warrensburg MO School District No R-VI GO Bonds (Direct Deposit Program) Series 2020 (AA+/NR)(a)
500,000	3.000		03/01/36	461,809
560,000	3.000		03/01/37	510,894
Washington MO School District GO Bonds (Direct Deposit Program) Series 2021 (AA+/NR)(a)
2,400,000	4.000		03/01/38	2,413,337
Wentzville MO Certificates of Participation Series 2023 (NR/Aa3)
250,000	5.000		03/01/32	278,608
260,000	5.000		03/01/33	292,381
340,000	5.000	(a)	03/01/34	380,802
360,000	5.000	(a)	03/01/35	401,517
380,000	5.000	(a)	03/01/36	422,215
320,000	5.000	(a)	03/01/37	354,190
600,000	4.000	(a)	03/01/39	591,392
Wentzville R-IV School District MO Lease Certificates of Participation (Refunding & Improvement Certificates) Series 2016 (NR/A1)(a)
1,800,000	4.000		04/01/33	1,800,171
1,800,000	4.000		04/01/34	1,800,093
Wright City MO GO Bonds Series 2024 (A+/NR)(a)
415,000	4.000		03/01/38	424,020
435,000	4.000		03/01/39	442,414
455,000	4.000		03/01/40	460,041
495,000	4.000		03/01/42	493,533
Wright City R-II School District GO Bonds Series 2022 AGM (AA/NR)(a)
1,055,000	6.000		03/01/34	1,248,037

				214,778,960

North Dakota(a) – 0.1%
North Dakota State Housing Finance Agency Homeownership Revenue Bonds (Home Mortgage Finance Program) Series C (NR/Aa1)
105,000	3.150		01/01/36	95,384

Ohio(a) – 0.5%
Dayton City School District Certificates of Participation (Ohio School Facilities Project) Series 2021 (NR/A3)
695,000	2.125		12/01/34	567,691
715,000	3.000		12/01/35	650,021

				1,217,712

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $231,232,664)				$ 223,836,154

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Shares	Dividend Rate	Value

Investment Company – 3.3%
State Street Institutional US Government Money Market Fund - Premier Class (NR/NR)
7,691,039	4.330%	$ 7,691,039
(Cost $7,691,039)

TOTAL INVESTMENTS – 99.6% (Cost $238,923,703)	$231,527,193

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%	902,521

NET ASSETS – 100.0%	$232,429,714

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Prerefunded security. Maturity date disclosed is prerefunding date.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMT	— Alternative Minimum Tax
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NR	— Not Rated
WR	— Withdrawn Rating

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

January 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – 98.8%
Alabama(a) – 0.9%
Special Care Facilities Financing Authority of the City of Pell City Alabama Revenue Bonds (Refunding - Noland Health Services Inc.) Series 2021 (A/NR)
$ 1,000,000	5.000%		12/01/31	$ 1,065,908

Georgia(a) – 0.7%
University Of GA Milledgeville & Baldwin Development Authority Revenue Bonds (Refunding-State of Georgia University Project) (A+/NR)
745,000	5.000		06/15/34	809,561

Illinois(a) – 2.4%
Lake County IL Community Consolidated School District No. 73 Hawthorn GO Bonds (Refunding) Series B (AA+/NR)
1,000,000	4.000		01/01/33	1,013,308
Westchester Village GO Bonds Series 2021 (BAM) (AA/A2)
1,690,000	4.000		12/01/36	1,716,064

				2,729,372

Indiana – 6.8%
Carmel IN Local Public Improvement Bond Bank Revenue Bonds Series B-1 (AA/NR)(a)
440,000	4.000		01/15/35	444,300
City of Martinsville Indiana Government Facility Building Corp. Revenue Bonds Series 2023 BAM (AA/NR)(a)
500,000	5.250		08/01/37	544,114
500,000	5.250		08/01/42	530,833
Frankfort Redevelopment Authority Revenue Bonds Riverfront Phase II Project Series 2022 BAM (AA/NR)(a)
1,500,000	5.000		08/01/38	1,624,739
Indianapolis Local Public Improvement Bond Bank Revenue Bonds (City Moral Obligation - Subordinate) Series 2023 (AA/NR)(a)
1,750,000	5.250		03/01/43	1,887,172
Northwestern School Building Corp. Revenue Bonds Series 2023 (AA+/NR)(a)
550,000	6.000		07/15/36	628,960
600,000	6.000		07/15/37	683,211
Whitestown Redevelopment Authority Redevelopment Authority Lease Rental Revenue Bonds(Taxable-Refunding) Series 2021 (AA+/NR)
1,530,000	3.000		08/01/31	1,495,675

				7,839,004

Iowa(a) – 0.7%
City of Marion IA Road Use Tax Revenue Bonds Series 2023 (NR/Aa2)
750,000	5.000		06/01/43	769,776

Kansas – 83.7%
Andover KS GO Bonds Series 2024 A AGM (AA/NR)(a)
1,390,000	4.000		10/01/41	1,366,647
Arkansas City KS Public Building Commission Revenue Bonds (Refunding) Series 2019 (A/NR)
560,000	5.000		09/01/27	587,365
585,000	5.000		09/01/28	623,197
415,000	5.000	(a)	09/01/29	447,648
Atchison County KS Unified School District No. 409 GO Bonds (Refunding) Series 2024 (AA/NR)(a)
920,000	5.000		09/01/36	1,007,164
Bel Aire KS GO Bond Series 2022 (SP-1+/NR)(a)
2,000,000	3.000		12/01/25	1,998,415

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Blue Valley KS Recreation Commission Certificates of Participation (Recreation Facilities) (AGM) (AA/Aa2)(a)
$ 800,000	4.000%	10/01/27	$ 804,144
Bourbon County KS Unified School District No. 234-Fort Scott Certificates of Participation Series 2023 AGM (AA/NR)(a)
830,000	4.000	09/01/39	830,722
Butler County KS Unified School District No. 385 GO Bonds (Refunding-School Building) Series 2017 (AA-/Aa3)(a)
1,000,000	4.000	09/01/30	1,020,541
500,000	4.000	09/01/31	508,825
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding - Bel Aire & Park City Project) Series 2017 (AGM) (AA/NR)(a)
1,305,000	4.000	09/01/28	1,334,495
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding - Bel Aire & Park City Project) Series 2017 (AGM) (AA/NR)
1,315,000	5.000	09/01/26	1,354,173
City of Abilene KS Public Building Commission Revenue Bonds (Refunding-Hospital District No. 1) Series 2017 (AA-/NR)(a)
600,000	4.000	12/01/29	613,561
650,000	4.000	12/01/30	664,219
City of Mulvane KS GO Bonds (Refunding) Series A (AA-/NR)
500,000	5.000	09/01/25	505,932
City of Newton KS GO Bonds Series A (AA-/NR)(a)
430,000	4.000	09/01/44	410,845
City of Newton KS GO Bonds Series A (AA-/NR)(a)
605,000	4.000	09/01/42	590,880
City of Topeka KS Combined Utility Revenue Bonds (Refunding) Series A (NR/Aa3)(a)
650,000	3.000	08/01/32	606,539
Crawford County Unified School District No. 250 Pittsburg GO Bonds Series 2022 (BAM) (AA/A2)(a)
750,000	4.000	09/01/41	740,837
Dickinson County KS Public Building Commission Revenue Bonds Series 2018 (AA-/NR)(a)
1,550,000	3.250	08/01/33	1,505,488
1,000,000	5.000	08/01/44	1,029,692
Dickinson County KS Unified School District No. 435 GO Bonds (Taxable-Refunding) Series 2019 (A+/NR)(a)
375,000	2.950	09/01/32	333,145
Douglas County KS Unified School District No. 348 Baldwin GO Bonds (Refunding) Series 2024 (AA/NR)(a)
1,220,000	5.000	09/01/38	1,305,283
1,280,000	5.000	09/01/39	1,360,959
Douglas County KS Unified School District No. 491 GO Bonds (Edora-Refunding) Series A-2023 AGM (AA/A2)(a)
1,785,000	5.000	09/01/40	1,900,250
Finney County Unified School District No. 457 GO Bonds (Refunding) Series A (A+/NR)(a)
1,530,000	4.000	09/01/30	1,551,608
Geary County Public Building Commission Revenue Bonds Series 2022 (A/NR)(a)
1,000,000	5.000	08/01/47	1,015,946
Harvey County Unified School District GO Bonds (Refunding) Series 2023 (AA/NR)(a)
430,000	4.000	09/01/31	450,585
450,000	4.000	09/01/32	469,277

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Harvey County Unified School District No. 440 GO Bonds (Refunding) Series 2023 (AA/NR)(a)
$ 925,000	5.000%	09/01/36	$ 1,001,856
510,000	5.000	09/01/37	550,108
Harvey County Unified School District No. 440 GO Bonds (Refunding) Series 2024 (BAM) (AA/NR)(a)
1,495,000	5.000	09/01/42	1,584,333
Independence KS GO Bonds Series 2024 (SP-1/NR)(a)
2,000,000	4.000	10/01/27	2,001,862
Jefferson County Unified School District No. 343 Perry GO Bonds (Refunding) Series 2023 (AA/A1)(a)
1,000,000	5.500	09/01/43	1,075,340
Jefferson County Unified School District No. 343 Perry GO Bonds (Refunding) Series 2023 (AA/A1)(a)
585,000	5.500	09/01/33	650,370
620,000	5.500	09/01/34	686,913
655,000	5.500	09/01/35	723,766
500,000	5.500	09/01/38	547,108
Johnson & Miami Counties KS Unified School District No. 230 GO Bonds Series A (NR/A1)(a)
1,000,000	4.000	09/01/32	1,017,737
2,000,000	5.000	09/01/35	2,095,197
Johnson & Miami County KS Unified School District No. 230 GO Bonds (Refunding) Series 2016 (NR/A1)
1,000,000	5.000	09/01/26	1,033,073
Johnson & Miami County KS Unified School District No. 230 GO Bonds Series B (NR/A1)(a)
1,000,000	4.000	09/01/33	1,004,388
Johnson County KS Improvement GO Bonds Series A (AAA/Aaa)(a)
2,000,000	4.000	09/01/34	2,022,688
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (AA-/NR)(a)
1,500,000	4.000	10/01/36	1,473,552
Johnson County KS Unified School District No. 231 GO Bonds(Refunding-Gardner-Edgerton) Series 2023 (AA-/NR)
750,000	5.000	10/01/30	821,815
Johnson County KS Unified School District No. 512 GO Bonds (Refunind-Shawnee Mission) Series 2015 (NR/Aaa)(a)(b)
1,000,000	5.000	10/01/34	1,013,879
Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds Series A (NR/Aaa)(a)
1,500,000	5.000	10/01/41	1,652,629
785,000	5.000	10/01/42	860,076
Kansas State Department of Transportation Highway Revenue Bonds Series 2015 (AA/Aa2)(a)
2,000,000	5.000	09/01/32	2,020,971
525,000	5.000	09/01/33	530,445
1,110,000	5.000	09/01/34	1,121,320
Kansas State Development Finance Authority Revenue Bonds (Refunding-State of Kansas Project) Series C (NR/A1)(a)
1,470,000	4.000	07/01/34	1,475,654
Kansas State Development Finance Authority Revenue Bonds (Refunding-State of Kansas Project) Series F (A+/Aa3)(a)
1,895,000	3.000	11/01/32	1,812,908
Kansas State Development Finance Authority Revenue Bonds (University Projects) Series A (A+/Aa3)(a)
2,000,000	4.000	03/01/31	2,000,017
Lawrence KS Hospital Revenue Bonds (Refunding) (Lawrence Memorial Hospital) Series A (BBB+/NR)(a)
1,715,000	5.000	07/01/32	1,788,698
1,335,000	4.000	07/01/37	1,305,072

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Leavenworth County KS Unified School District No. 453 GO Bonds Series A (NR/Aa3)(a)
$ 1,165,000	4.000%		09/01/31	$ 1,180,694
Lyon County KS Unified School District No. 253 Emporia GO Bonds Series 2019 (NR/A1)(a)
1,050,000	4.000		09/01/33	1,064,787
Marion County KS Unified School District No. 410 Durham Etc GO Bonds Series 2024 (AA/NR)(a)
700,000	5.000		09/01/36	779,896
880,000	5.000		09/01/38	973,018
475,000	4.000		09/01/39	471,359
Miami County Unified School District No. 416 GO Bonds (Refunding) Series 2020 (AA-/NR)(a)
200,000	3.000		09/01/39	174,243
380,000	3.000		09/01/40	324,671
320,000	3.000		09/01/41	269,201
Minneola Unified School District No. 219 GO Bonds (Refunding) Series 2023 (AA/NR)(a)
1,315,000	5.000		09/01/34	1,442,390
Nemaha County Unified School District GO Bonds (Refunding) Series 2023 (AA/NR)(a)
750,000	5.000		09/01/43	788,694
750,000	4.000		09/01/48	716,254
Osage County KS GO Bonds (Refunding) Series A (AA-/NR)(a)
570,000	3.000		09/01/36	540,723
350,000	3.000		09/01/38	326,386
575,000	3.000		09/01/41	499,561
Scott County KS Unified School District No. 466 GO Bonds Series A (NR/A2)(a)(b)
965,000	5.000		09/01/29	976,727
Sedgwick County KS Unified School District No. 261 GO Bonds Series 2016 (NR/A2)(a)
985,000	3.000		11/01/32	940,565
Shawnee County KS Certificates of Participation Series 2015 (NR/Aa2)(a)
485,000	4.000		09/01/30	486,786
1,000,000	4.000		09/01/31	1,003,399
1,065,000	5.000		09/01/32	1,077,086
Shawnee County KS Public Building Commission Revenue Bond (Expocentre Project) Series 2018 (NR/Aa1)(a)
300,000	4.000		09/01/29	306,151
650,000	4.000		09/01/30	663,675
Shawnee County KS Unified School District No. 437 GO Bonds (Refunding) Series 2022 (NR/Aa2)(a)
1,400,000	5.000		09/01/39	1,529,344
Shawnee County KS Unified School District No. 437 GO Bonds Series 2024 (AAA/Aa2)(a)
1,000,000	5.000		09/01/36	1,137,636
750,000	5.000		09/01/37	850,389
State of Kansas Department of Transportation High Way Revenue Bonds Series A (AA/Aa2)(a)
1,250,000	5.000		09/01/32	1,306,475
University of Kansas Hospital Authority (Health Facilities) Revenue Bonds Series 2015 (AA-/NR)(a)
2,000,000	5.000		09/01/45	2,005,451
University of Kansas Hospital Authority (Health Facilities) Revenue Bonds Series A (AA-/NR)
1,500,000	5.000		03/01/28	1,586,720
1,930,000	5.000	(a)	09/01/48	1,979,449
Wabaunsee County Unified School District No. 330 Mission Valley GO Bonds Series 2022 BAM (AA/NR)(a)
1,000,000	5.500		09/01/42	1,087,402

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Washburn University KS Revenue Bonds Series A (Refunding) (AGM) (AA/A1)
$ 515,000	4.000%	07/01/27	$ 525,070
555,000	4.000	07/01/29	570,037
Wichita KS GO Bonds (AMT-Airport) Series 2015 (AA+/Aa2)(a)
2,365,000	5.000	12/01/35	2,392,033
Wichita KS Sales Tax Special Obligation Revenue Bonds (River District Stadium Star Bond Project) Series 2018 (NR/A1)(a)
1,000,000	5.000	09/01/32	1,043,370
Wichita KS Water & Sewer Utility Revenue Bonds (Refunding) Series B (AA-/NR)(a)
415,000	4.000	10/01/26	415,414
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds (Refunding & Improvement) Series A (A/A2)(a)
1,000,000	5.000	09/01/26	1,000,704
1,000,000	4.250	09/01/39	975,110
Wyandotte County Unified School District No. 203 Piper GO (Refunding) Series A (AA/NR)(a)
525,000	5.000	09/01/40	562,797
Wyandotte County Unified School District No. 500 Kansas City GO Bonds Series 2025 (AA/A1)(a)
1,500,000	5.000	09/01/46	1,585,784

			96,369,608

Missouri – 0.3%
City of Independence MO Development Authority Revenue GO Bonds (Refunding) Series 2021 (A-/NR)
335,000	3.000	04/01/27	329,214

Ohio(a) – 0.8%
Elyria OH Library Improvement Revenue Bonds Series 2018 (A+/NR)
1,000,000	4.000	12/01/42	945,456

Texas(a) – 1.5%
Arlington Higher Education Finance Corp. Revenue Bonds (Trinity Basin Preparatory, Inc.) Series 2023 (PSF-GTD) (AAA/NR)
625,000	5.000	08/15/38	686,574
Sabine-Neches Navigation District GO Bonds Series 2022 (Sabine -Neches Waterway Project) (NR/Aa2)
500,000	5.250	02/15/38	543,142
500,000	5.250	02/15/39	539,309

			1,769,025

Wisconsin(a) – 1.0%
Wisconsin Health & Educational Facilities Authority Revenue Bonds Series 2022 (A+/A2)
500,000	5.000	12/01/38	541,197
500,000	5.000	12/01/39	538,620

			1,079,817

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $116,217,465)			$113,706,741

Shares	Dividend Rate	Value

Investment Company – 1.0%
State Street Institutional US Government Money Market Fund - Premier Class (NR/NR)
1,188,083	4.330%	$ 1,188,083
(Cost $1,188,083)

TOTAL INVESTMENTS – 99.8% (Cost $117,405,548)		$114,894,824

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		225,748

NET ASSETS – 100.0%		$115,120,572

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Prerefunded security. Maturity date disclosed is prerefunding date.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
GO	— General Obligation
NR	— Not Rated
PSF-GTD	— Guaranteed by Permanent School Fund

THE COMMERCE FUNDS

Schedule of Investments

January 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including the Adviser’s assumptions in determining fair value measurement).

Commerce is subject to the Trust’s Board of Trustees oversight and certain reporting and other requirements, which are intended to provide the Trust’s Board of Trustees with the information needed to oversee Commerce’s fair value determinations. The Trust’s Board of Trustees has approved valuation procedures (“Valuation Procedures”) that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Board of Trustees has designated Commerce as the “valuation designee” to make all necessary determinations of fair value for portfolio investments for which market quotations are not readily available. Commerce has established a valuation committee (“Valuation Committee”) to undertake the day-to-day responsibility for implementing, performing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, the Valuation Committee regularly performs price verifications and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by the Adviser to not represent fair value, equity securities may be valued at the closing bid price. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies in which the Funds may invest. Investments in the Underlying Funds are valued at the NAV per share on the day of valuation. Because the Funds may invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments have a readily determinable fair value, they are classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in characteristics such as rating, interest rate and maturity date, to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

THE COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Collateralized mortgage-backed securities (“CMOs”) may exhibit even more price volatility and interest rate risk than other mortgage-backed securities. They may lose liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to a Fund based on the Adviser’s or Valuation Committee’s analysis of the market value of the security.

ii. Treasury Inflation Indexed Securities —These are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government. The value of U.S. Treasury inflation protected public obligations will generally fluctuate in response to changes in real interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds because of their inflation adjustment feature.

There is no collateral held as of January 31, 2025.

Short Term Investments — Short-term investments, except for Government obligations, having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. Government obligations maturing in less than 60 days shall be valued at their market price. With the exception of treasury securities, which are generally classified as Level 1, these investments are classified as Level 2 of the fair value hierarchy.

B. Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if Commerce, or the Valuation Committee on its behalf, believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under valuation procedures approved by the Board. Commerce, consistent with the Funds’ procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events that could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buyouts; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of January 31, 2025:

GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$235,469,517	$—	$—
Exchange Traded Fund	6,833,430	—	—
Investment Company	2,643,090	—	—
Total	244,946,037	—	—

THE COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

VALUE Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$253,609,200	$—	$—
Exchange Traded Fund	8,709,300	—	—
Investment Company	1,340,589	—	—
Total	263,659,089	—	—

MIDCAP GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$203,107,601	$—	$—
Exchange Traded Fund	6,844,603	—	—
Investment Company	1,839,097	—	—
Total	211,791,301	—	—

MIDCAP VALUE Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$37,055,465	$—	$—
Exchange Traded Fund	1,470,700	—	—
Investment Company	624,687	—	—
Total	39,150,852	—	—

BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$144,998,310	$—
Municipal Bond Obligations	—	90,998,212	—
Mortgage-Backed Obligations	—	265,198,886	—
Corporate Obligations	—	444,887,974	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	205,065,299	—	—
Exchange Traded Fund	2,552,000	—	—
Investment Company	37,784,298	—	—
Total	245,401,597	946,083,382	—

SHORT-TERM GOVERNMENT Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$359,099	$—
Mortgage-Backed Obligations	—	12,973,430	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	12,362,973	3,687,138	—
Investment Company	405,310	—	—
Total	12,768,283	17,019,667	—

NATIONAL TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$330,923,521	$—
Investment Company	19,312,185	—	—
Total	19,312,185	330,923,521	—

THE COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MISSOURI TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$223,836,154	$—
Investment Company	7,691,039	—	—
Total	7,691,039	223,836,154	—

KANSAS TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$113,706,741	$—
Investment Company	1,188,083	—	—
Total	1,188,083	113,706,741	—

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Credit Risk — The Bond Fund, The Short-Term Government Fund, The National Tax-Free Intermediate Bond Fund, The Missouri Tax-Free Intermediate Bond Fund and The Kansas Tax-Free Intermediate Bond Fund, together (the “Fixed Income Funds”), are subject to credit risks because an issuer or guarantor of a fixed income security may be unable or unwilling to make interest and principal payments when due. A bond’s value could decline because of concerns about an issuer’s ability or willingness to make such payments.

High Yield Risk — The Bond Fund and the National, Missouri and Kansas Tax-Free Intermediate Bond Funds are subject to high yield risk. High yield securities are subject to greater levels of credit and liquidity risk. High yield securities are considered speculative with respect to an issuer’s ability to make principal and interest payments and may be more volatile than higher-rated securities of similar maturity.

Interest Rate Risks — The Fixed Income Funds are subject to interest rate risks. Interest rate risk is the risk that the value of the Fund’s portfolio will decline when interest rates rise. The magnitude of this decline will often be greater for longer-term, fixed-income securities than shorter-term securities. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Funds to sell assets at inopportune time or at a loss or depressed value and could hurt the Funds’ performance.

Investment Companies Risk — The Funds may invest, consistent with their respective investment objectives and strategies, in securities of other investment companies subject to statutory limitations prescribed by the Act. These limitations include a prohibition on any Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies (except money market funds). The Funds will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies.

THE COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — The Fixed Income Funds are subject to liquidity risk. Each Fixed Income Fund may not be able to pay redemption proceeds within the time periods described in the Funds’ prospectus because of unusual market conditions, an unusually high number of redemption requests or other reasons. Liquidity risk may result from the lack of an active market or reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. Certain portfolio securities held by the Fixed Income Funds may be less liquid than others, which may make those securities difficult or impossible to sell at an advantageous time or price.

Market Risk — General economic conditions and/or the activities of individual companies may cause the value of the securities in a Fund to increase or decrease, sometimes rapidly or unpredictably. Your shares at redemption may be worth more or less than your initial investment. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

Credit ratings downgrades may also negatively affect securities held by a Fund. Even when markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a national or global level. For instance, local or regional events such as financial institution failures, war, terrorism, market manipulation, government defaults, government shutdowns, natural/environmental disasters, the spread of infectious illness (including epidemics or pandemics) or other public health issues, recessions or other events can, all negatively impact the securities markets, which could cause the Funds to lose value. Any market disruptions could also prevent a Fund from executing advantageous investment decisions in a timely manner. Funds that have focused their investments in a region enduring geopolitical market disruption will face higher risks of loss. Thus, investors should closely monitor current market conditions to determine whether a specific Fund meets their individual financial needs and tolerance for risk.

Mid-Cap and Small-Cap Risk — The Growth, Value, MidCap Growth and MidCap Value Funds are subject to the risks associated with investing in equity securities of mid-cap companies. The MidCap Growth and MidCap Value Funds are also subject to the risks of investing in small-cap companies. Investing in securities of smaller and mid-sized companies may be riskier than investing in larger, more established companies. Smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. Also, these stocks may trade less often and in limited volume compared to larger cap stocks trading on a national securities exchange. The prices of these stocks may be more volatile than the prices of larger company stocks. As a result, a Fund’s NAV may be subject to rapid and substantial changes.

Non-Diversified Risk — The Growth Fund is classified as a non-diversified fund under the Act. Non-diversified funds typically hold fewer securities than diversified funds do. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio. In addition, a non-diversified portfolio may be more susceptible to economic, political and regulatory developments than a diversified investment portfolio with similar objectives.

THE COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Portfolio Concentration Risk — Under normal circumstances, the National Tax-Free Intermediate Bond Fund invests at least 80% of net assets plus any borrowings for investments purposes (measured at the time of purchase) in municipal bonds issued by or on behalf of the states, territories and possessions (such as Puerto Rico, the U.S. Virgin Islands and Guam) of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions, the income from which, in the opinion of bond counsel, is exempt from regular federal income and federal alternative minimum taxes. Alternatively, at least 80% of the Fund’s distributed income must be exempt from such taxes. The Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds invest a large percentage of their assets in obligations of issuers within Missouri and Kansas, respectively. Therefore, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting those states.

Under normal market conditions, The Missouri Tax-Free Intermediate Bond Fund and The Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of such Fund’s distributed income must be exempt from such taxes. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The investments of The Growth and MidCap Growth Funds may invest a significant amount of their assets in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations. TheValue Fund’s and MidCap Value Fund’s performance may be adversely affected by events affecting the financial sectors, if it invests a relatively large percentage of its assets in those sectors. The financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital. The MidCap Growth and the MidCap Value Funds concentrate in mid-cap stocks. Investing in smaller and mid-sized companies may be riskier than investing in larger, more established companies.

The Bond Fund may invest up to 80% of its total assets in mortgage-backed and asset-backed securities. The Short-Term Government Fund invests at least 80% of its net assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and government mortgage-backed securities and may also purchase other mortgage-backed and asset-backed securities sold by private issuers. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates, and greater risk of default during periods of economic downturns than other securities. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Asset backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Quantitative Model Risk — The Growth, Value, MidCap Growth and MidCap Value Funds are subject to the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, technology malfunctions or programming flaws, among others. Results generated by such models may be impaired by errors in human judgement, data imprecision, software or other technology system malfunctions. The quantitative models used by the Adviser to manage The Growth, Value, MidCap Growth and MidCap Value Funds may not perform as expected, particularly in volatile markets.